                                             Institutional Funds Classes E and I
                                                     Institutional Funds Class Y
                                                        LifePoints Funds Class C
                                                        LifePoints Funds Class D
                                                LifePoints Funds Classes E and S
                                                           Russell Funds Class C
                                                   Russell Funds Classes E and S
                                          Tax-Managed Global Equity Fund Class C
                                  Tax-Managed Global Equity Fund Classes E and S

                        FRANK RUSSELL INVESTMENT COMPANY
                       Supplement dated March 28, 2001 to
                        PROSPECTUSES DATED MARCH 1, 2001

      The following information supplements the section entitled "Management of the Funds (And Underlying Funds) in each of the Frank Russell Investment Company Prospectuses listed above:

                 MANAGEMENT OF THE FUNDS (AND UNDERLYING FUNDS)

      The following is being added to the paragraph which reads "FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:"

      o Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for FRIMCo since January, 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

      In the section which reads "The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:" the following is deleted:

      o James Jornlin has primary responsibility for the management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

and replaced as follows:

      o Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

      o Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

      The following restates the section entitled "Money Manager Information" for the International and International Securities Funds in its entirety in each of the Frank Russell Investment Company Prospectuses listed above:

                            MONEY MANAGER INFORMATION

                International and International Securities Funds

Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000, Minneapolis, MN 55402.

Capital International, Inc., 25 Bedford Street, London, WC2E 9HN, England.

Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 661102703.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, MA 02108-4402.

      The following information restates the average annual total returns of Classes C, D, E and S Shares of the Conservative Strategy, Moderate Strategy, Balanced Strategy, Aggressive Strategy and Equity Aggressive Strategy Funds under "Performance" in the Frank Russell Investment Company LifePoints Funds Prospectuses listed on the first page of this supplement:

                           Conservative Strategy Fund

--------------------------------------------------------------------------------
Average annual total returns                                          Since
for the periods ended December 31, 2000                   1 Year    Inception*
---------------------------------------                   ------    ----------
Conservative Strategy Fund Class C .....................   5.14%      5.96%
Conservative Strategy Fund Class D .....................   5.58%      6.23%
Conservative Strategy Fund Class E .....................   5.89%      6.52%
Conservative Strategy Fund Class S .....................   6.21%      6.62%
Merrill Lynch 1-2.99 Year Treasury Index ...............   8.00%      5.98%
Lehman Brothers Aggregate Bond Index ...................  11.63%      6.51%
Conservative Strategy Composite Index# .................   6.29%      7.01%
--------------------------------------------------------------------------------

*     Commenced operations by issuing Class E Shares on November 7, 1997.

# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

                             Moderate Strategy Fund

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                     1 Year   Inception*
---------------------------------------                     ------   ----------
Moderate Strategy Fund Class C ...........................   2.40%      5.96%
Moderate Strategy Fund Class D ...........................   2.88%      6.44%
Moderate Strategy Fund Class E ...........................   3.11%      6.68%
Moderate Strategy Fund Class S ...........................   3.30%      6.74%
Merrill Lynch 1-2.99 Year Treasury Index .................   8.00%      6.07%
Lehman Brothers Aggregate Bond Index .....................  11.63%      6.81%
Russell 1000(R) Index ....................................  (7.79)%    12.32%
Moderate Strategy Composite Index# .......................  3.54%       7.54%
--------------------------------------------------------------------------------

*     Commenced operations by issuing Class E Shares on October 2, 1997.

# The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000 Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

                             Balanced Strategy Fund

--------------------------------------------------------------------------------
Average annual total returns                                             Since
for the periods ended December 31, 2000                    1 Year     Inception*
---------------------------------------                    ------     ----------
Balanced Strategy Fund Class C .........................   (0.33)%       6.91%
Balanced Strategy Fund Class D .........................    0.11%        7.26%
Balanced Strategy Fund Class E .........................    0.36%        7.42%
Balanced Strategy Fund Class S .........................    0.61%        7.50%
Lehman Brothers Aggregate Bond Index ...................   11.63%        6.81%
Russell 1000(R) Index ..................................   (7.79)%      12.32%
Salomon Smith Barney BMI Ex-US Index ...................  (12.04)%       6.47%
Balanced Strategy Composite Index# .....................    0.86%        8.26%
--------------------------------------------------------------------------------

*     Commenced operations by issuing Class E Shares on September 16, 1997.

# The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

                            Aggressive Strategy Fund

--------------------------------------------------------------------------------
Average annual total returns                                           Since
for the periods ended December 31, 2000                     1 Year   Inception*
---------------------------------------                     ------   ----------
Aggressive Strategy Fund Class C .........................  (4.60)%     6.83%
Aggressive Strategy Fund Class D .........................  (4.14)%     7.16%
Aggressive Strategy Fund Class E .........................  (3.86)%     7.38%
Aggressive Strategy Fund Class S .........................  (3.59)%     7.47%
Russell 1000(R) Index ....................................  (7.79)%    12.32%
Salomon Smith Barney BMI Ex-US Index ..................... (12.04)%     6.47%
Lehman Brothers Aggregate Bond Index .....................  11.63%      6.81%
Aggressive Strategy Composite Index# .....................  (3.53)%     8.47%
--------------------------------------------------------------------------------

*     Commenced operations by issuing Class E Shares on September 16, 1997.

# The Aggresive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                         Equity Aggressive Strategy Fund

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                    1 Year    Inception*
---------------------------------------                    ------    ----------
Equity Aggressive Strategy Fund Class C ..................  (7.53)%      6.90%
Equity Aggressive Strategy Fund Class D ..................  (7.02)%      7.21%
Equity Aggressive Strategy Fund Class E ..................  (6.83)%      7.39%
Equity Aggressive Strategy Fund Class S ..................  (6.43)%      7.53%
Russell 1000(R) Index ....................................  (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index ..................... (12.04)%      6.47%
Equity Aggressive Strategy Composite Index# ..............  (7.08)%      9.23%
--------------------------------------------------------------------------------

*     Commenced operations by issuing Class E Shares on September 30, 1997.

# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700
                          In Washington (253) 627-7001

                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2001
                     As Supplemented Through March 28, 2001

      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

      This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

      This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the ten months ended October 31, 2000. Copies of the Funds' Annual Reports and Semi-Annual Reports accompany this Statement.

      As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:

                               Fund Inception
Fund                                Date                Prospectus Date
----                           --------------           ---------------
Equity I                       October 15, 1981         March 1, 2001 as supplemented through March 28, 2001
Equity II                      December 28, 1981        March 1, 2001 as supplemented through March 28, 2001
Equity III                     November 27, 1981        March 1, 2001 as supplemented through March 28, 2001
Equity Q                       May 29, 1987             March 1, 2001 as supplemented through March 28, 2001
Tax-Managed Large Cap          October 7, 1996          March 1, 2001 as supplemented through March 28, 2001
Tax-Managed Small Cap          December 1, 1999         March 1, 2001 as supplemented through March 28, 2001
International                  January 31, 1983         March 1, 2001 as supplemented through March 28, 2001
Emerging Markets               January 29, 1993         March 1, 2001 as supplemented through March 28, 2001
Fixed Income I                 October 15, 1981         March 1, 2001 as supplemented through March 28, 2001
Fixed Income III               January 29, 1993         March 1, 2001 as supplemented through March 28, 2001
Money Market                   October 15, 1981         March 1, 2001 as supplemented through March 28, 2001
Diversified Equity             September 5, 1985        March 1, 2001 as supplemented through March 28, 2001
Special Growth                 September 5, 1985        March 1, 2001 as supplemented through March 28, 2001
Equity Income                  September 5, 1985        March 1, 2001 as supplemented through March 28, 2001
Quantitative Equity            May 15, 1987             March 1, 2001 as supplemented through March 28, 2001
International Securities       September 5, 1985        March 1, 2001 as supplemented through March 28, 2001
Real Estate Securities         July 28, 1989            March 1, 2001 as supplemented through March 28, 2001
Diversified Bond               September 5, 1985        March 1, 2001 as supplemented through March 28, 2001
Short Term Bond                October 30, 1981         March 1, 2001 as supplemented through March 28, 2001
Multistrategy Bond             January 29, 1993         March 1, 2001 as supplemented through March 28, 2001
Tax Exempt Bond                September 5, 1985        March 1, 2001 as supplemented through March 28, 2001
U.S. Government Money Market   September 5, 1985        March 1, 2001 as supplemented through March 28, 2001
Tax Free Money Market          May 8, 1987              March 1, 2001 as supplemented through March 28, 2001
Select Growth                  January 31, 2001         March 1, 2001 as supplemented through March 28, 2001
Select Value                   January 31, 2001         March 1, 2001 as supplemented through March 28, 2001

A shareholder of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I or Fixed Income III Funds may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.

Each of the Funds (except the money market funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

--------------------------------------------------------------------------------
Fund                         Class C    Class E    Class S    Class I    Class Y
--------------------------------------------------------------------------------
Equity I                                     X                     X          X
--------------------------------------------------------------------------------
Equity II                                    X                     X          X
--------------------------------------------------------------------------------
Equity III                                   X                     X          X
--------------------------------------------------------------------------------
Equity Q                                     X                     X          X
--------------------------------------------------------------------------------
Tax-Managed Large Cap             X          X          X
--------------------------------------------------------------------------------
Tax-Managed Small Cap             X          X          X
--------------------------------------------------------------------------------
International                                X                     X          X
--------------------------------------------------------------------------------
Emerging Markets                  X          X          X
--------------------------------------------------------------------------------
Fixed Income I                               X                     X          X
--------------------------------------------------------------------------------
Fixed Income III                             X                     X          X
--------------------------------------------------------------------------------
Money Market                                            X
--------------------------------------------------------------------------------
Diversified Equity                X          X          X
--------------------------------------------------------------------------------
Special Growth                    X          X          X
--------------------------------------------------------------------------------
Equity Income                     X          X          X
--------------------------------------------------------------------------------
Quantitative Equity               X          X          X
--------------------------------------------------------------------------------
International Securities          X          X          X
--------------------------------------------------------------------------------
Real Estate Securities            X          X          X
--------------------------------------------------------------------------------
Diversified Bond                  X          X          X
--------------------------------------------------------------------------------
Short Term Bond                   X          X          X
--------------------------------------------------------------------------------
Multistrategy Bond                X          X          X
--------------------------------------------------------------------------------
Tax Exempt Bond                   X          X          X
--------------------------------------------------------------------------------
U.S. Government Money Market                            X
--------------------------------------------------------------------------------
Tax Free Money Market                                   X
--------------------------------------------------------------------------------
Select Growth Fund                X          X          X          X          X
--------------------------------------------------------------------------------
Select Value Fund                 X          X          X          X          X
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 69

                                                                            Page
STRUCTURE AND GOVERNANCE.................................................     1
       Organization and Business History.................................     1
       Shareholder Meetings..............................................     1
       Controlling Shareholders..........................................     2
       Trustees and Officers.............................................     7

OPERATION OF FRIC........................................................     12
       Service Providers.................................................     12
       Consultant........................................................     12
       Advisor and Administrator.........................................     12
       Money Managers....................................................     15
       Distributor.......................................................     16
       Custodian and Portfolio Accountant................................     16
       Transfer and Dividend Disbursing Agent............................     16
       Order Placement Designees.........................................     16
       Independent Accountants...........................................     17
       Code of Ethics....................................................     17
       Plan Pursuant to Rule 18f-3.......................................     19
       Distribution Plan.................................................     20
       Shareholder Services Plan.........................................     21
       Fund Expenses.....................................................     22
       Purchase and Redemption of Fund Shares............................     23
       Valuation of Fund Shares..........................................     23
       Valuation of Portfolio Securities.................................     24
       Portfolio Transaction Policies....................................     24
       Portfolio Turnover Rate...........................................     25
       Brokerage Allocations.............................................     25
       Brokerage Commissions.............................................     26
       Yield and Total Return Quotations.................................     28

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS................     29
       Investment Restrictions...........................................     29
       Investment Policies...............................................     32
       Certain Investments...............................................     36

TAXES....................................................................     53

MONEY MANAGER INFORMATION................................................     57

RATINGS OF DEBT INSTRUMENTS..............................................     64

FINANCIAL STATEMENTS.....................................................     68

GLOSSARY.................................................................     69

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2001, the following shareholders owned 5% or more of any Class of any Fund's Shares:

      Diversified Bond Fund Class C - National Financial Services Co. CU, One Financial Center, Attn: Mutual Funds Dept. 5th Floor, 200 Liberty Street, New York, NY 10281, 52.98%, record.

      Diversified Bond Fund Class E - Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 13.81%, record; Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 7.85%, record; Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 5.33%, record.

      Diversified Bond Fund Class S - Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 16.81%, record; Citizens Bank, Saginaw, Attn: Trust/Investment Department, 101 North Washington, Saginaw, MI 48607-1206, 13.64%, record.

      Diversified Equity Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 25.39%, record.

      Diversified Equity Fund Class E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 21.84%, record; Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 8.03%, record.

      Diversified Equity Fund Class S - Equity Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.96%, record; Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.39%, record.

      Emerging Markets Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 34.04%, record.

      Emerging Markets Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 14.48%, record;
      Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 8.76%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.54%, record; Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 5.12%, record.

      Emerging Markets Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 12.94%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.61%, record.

      Equity I Fund Class E - FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-0610, 19.12%, record; US Bank NA, Custodian for Daily Valued Retirement Program, First Trust CTR (SPEN 0402), 180 East 5th Street, St. Paul, MN 55101-1606, 10.00%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 9.15%, record; Idaho Trust Co., A Division of Wealthbank NA-R,, 608 Northwest Blvd., Ste. 240, Phoenix, AZ 85016-3434, 6.60%,
      record; Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 6.22%, record; Junior Achievement Inc., Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.69%, record.

      Equity I Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 14.03%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 6.82%, record.

      Equity I Fund Class Y - JATO Reinv, National City Bank of Minneapolis,
      Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

      Equity II Fund Class E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 31.85%, record; US Bank NA Cust. for Daily Valued Retirement Program, First Trust Center (SPEN 0402), 180 East 5th Street, St. Paul, MN 55101-2667, 13.05%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.32%, record.

      Equity II Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 18.46%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.47%, record.

      Equity II Fund Class Y - JATO Reinv, National City Bank of Minneapolis,
      Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 96.38%, record.

      Equity III Fund Class E - Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 22.32%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 19.43%, record; FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-6010, 10.34%, record; Advisors Trust Company Master IRA, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.64%, record.

      Equity III Fund Class I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 8.64%, record; Var & Co., First
      Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 8.03%, record; Shaw's Supermarkets, Inc., Super SVGS & Prot-Max Growth, P.O. Box 600, 140 Laurel Street, East Bridgewater, MA 02333-0600, 7.12%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 6.83%, record; Gerald Bisgrove, 6370 N. Scottsdale Road #230, Scottsdale, AZ 85253-4416, 5.11%, record; Shaw's Supermarkets, Inc., Super SVGS & Prot-Ret. Acct, P.O. Box 600, 140 Laurel Street, East Bridgewater, MA 02333-0600, 5.05%, record.

      Equity III Fund Class Y - Frank Russell Investment Management Company,
      Attn: Mark Swanson, P.O. Box 1591, Tacoma, WA 98401-1591, 100.00%, record.

      Equity Income Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 19.83%; Robert W. Baird & Co., Inc., Trustee, FBO Wayne K. Saiki Rollover IRA, A/C 7267-3056, 73-4909 Anini Street, Kailua Kona, HI 96740-9235,
      7.38%, record; Robert W. Baird & Co., Inc., Trustee, FBO Neil Thomas Anderson SEP IRA, A/C 1141-8184, 3107 Ramshorn Drive, Castle Rock, CO 80104-9087, 5.29%, record.

      Equity Income Fund Class E - Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 22.15%, record; The Citizens Bank of Batesville Employee 401(k) Profit Sharing Plan, 3rd & College Street, Batesville, AR 72501, 10.95%, record; Citizens Bank of Batesville, Trustee, White River Medical Center, Inc. 401(k) Plan, 3rd & College Streets, Batesville, AR 72503, 9.32%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 7.11%, record; Carey & Co., Huntington National Bank, Attn:
      Mutual Funds MC1024, P.O. Box 1558, Columbus, OH 43216-1558, 5.84%,
      record. Equity Income Fund Class S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.22%, record.

      Equity Q Fund Class E - Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 16.24%, record; FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH, 43219-6010, 13.26%, record; Idaho Trust Company A Division of Wealthbank NA-R,

      608 Northwest Blvd., Ste. 300, Coeur d'Alene, ID 83814-2174, 11.71%,
      record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 10.04%, record; Advisors Trust Company FBO, Building Industry Associates PSP, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.66%, record.

      Equity Q Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 20.13%; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 7.41%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
      Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.69%, record.

      Equity Q Fund Class Y - JATO Reinv, National City Bank of Minneapolis,
      Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 75.61%, record; Daniels Fund, 55 Madison Street, Suite 255, Denver, CO 80206-5420, 24.39%, record.

      Fixed Income I Fund Class E - Junior Achievement, Inc., Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 19.08%, record;
      Northern Colorado Water Conservancy, Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 12.86%, record; FM Co.,
      Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-6010, 12.58%, record; Idaho Trust Company, A Division of Wealthbank NA-R, 608 Northwest Blvd., Suite 300, Coeur Dalene, ID 83814-2174, 5.05%, record.

      Fixed Income I Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 12.36%; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 6.03%, record; Shaw's Supermarkets Inc., Super Sgvs. & Port-Ret Acct., P.O Box 600 140 Laurel Street, East Bridgewater, MA 02333-0600, 5.70%, record; First Tennessee Bank NA, First Tennessee Bank FBO, Knox County Reinvest A/C, Attn: Trust Securities-Third Floor, 165 Madison Avenue, Memphis, TN 38103-2723, 5.04%, record.

      Fixed Income I Fund Class Y - JATO Reinv, National City Bank of Minneapolis, Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 84.06%, record; Daniels Fund, 55 Madison Street, Suite 255, Denver, CO 80206-5420, 15.94%, record.

      Fixed Income III Fund Class E - Ear, Nose and Throat Physicians of North Mississippi, PA 401(k) Profit Sharing Plan -- Aggressive, P.O. Box, 2180, Tupelo, MS 38803-2180, 13.92%, record; Advisors Trust Company FBO Building Industry Associates Profit Sharing Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 13.05%, record; Idaho Trust Company A Division of Wealthbank NA-R, 608 Northwest Blvd., Ste. 300, Coeur d'alene, ID 83814-2174, 12.07%, record; Fusion Ceramics, Inc. Profit Sharing Plan, P.O. Box 127, Carrollton, OH 44615-0127, 11.58%, record; Tupelo Anesthesia Group PA 401(k), PSP & TR, P.O. Box 3294, Tupelo, MS 38803-3294, 11.19%,
      record; National 4-H Council, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.73%, record; Peter Hauber & Thomas Wolfgang Hauber Trustees, Peter Hauber 1992 CRUT, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.49%, record; Peter Hauber & Thomas Wolfgang Hauber Trustees, Brigitte A. Hauber 1992 CRUT, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.65%, record; ; Idaho Trust Company A Division of Wealthbank NA-R, 608 Northwest Blvd., Ste. 300, Coeur d'alene, ID 83814-2174, 5.47%, record.

      Fixed Income III Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 19.61%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 11.17%, record.

      Fixed Income III Fund Class Y - JATO Reinv., National City Bank of Minneapolis, Attn. Trust Dept., P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

      International Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 14.70%, record; ;
      Idaho Trust Company A Division of Wealthbank NA-R, 608 Northwest Blvd., Ste. 300, Coeur d'Alene, ID 83814-2174, 9.39%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.69%, record; Advisors Trust Company FBO Building Industry

      Associates Profit Sharing Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.35%, record; The Fund for American Studies, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.09%, record.

      International Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 17.01%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.12%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 6.86%, record.

      International Fund Class Y - JATO Reinv, National City Bank of Minneapolis, Attn: Trust Department, P.O. Box 1919, Minneapolis, MN 55480, 96.38%, record.

      International Securities Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 31.44%, record.

      International Securities Fund Class E - Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 11.28%, record.

      International Securities Fund Class S - Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 6.45%, record; Aggressive Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.89%, record; Equity Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.45%, record.

      Money Market Fund Class S - Publix Super Markets Charities, Inc., P.O. Box 407, Lakeland, FL 33802-0407, 8.88%, record; Philip L. Meisel, 1005 Trophy Hills Drive, Las Vegas, NV 89134-6324, 8.16%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 5.07%, record.

      Multi-Strategy Bond Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 42.13%, record.

      Multi-Strategy Bond Fund Class E - Metropolitan National Bank, Trustee for Bowie Cass Electric Co-op Retirement Plan, P.O. Box 8010, Little Rock, AR 72203-8010, 8.06%, record; Micnan, Inc. 401(k) PSP, 1946 S. Arlington
      Street, Akron, OH 44306-4285, 5.65%, record.

      Multi-Strategy Bond Fund Class S - Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 12.87%, record; Aggressive Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 9.63%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 5.57%, record.

      Quantative Equity Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 25.83%, record.

      Quantitative Equity Fund Class E - Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 9.41%, record.

      Quantitative Equity Fund Class S - Equity Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 5.83%, record; Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 5.23%, record.

      Real Estate Securities Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
      Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 35.97%, record.

      Real Estate Securities Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 12.84%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.45%, record; FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-6010, 5.09%, record.

      Real Estate Securities Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 18.12%, record.

      Short Term Bond Fund Class C - Executive Mouldings, Inc., c/o Fred Gutnick, 2711 Wilkinson Blvd., Charlotte, NC 28208-5619, 19.11%, record; ; Donaldson, Lufkin, Jenrette Securities Corporation, Inc., FBO Margaret R. Krystyniak, P.O. Box 2052, Jersey City, NJ 07303-2052, 13.37%, record; Hiram R. Davidson, Trustee, HRD Living Trust, U/A DTD 5/29/28, 1326 Graf Street, Lancaster, OH 43130-1614, 9.05%, record; Harris P. Baden and Gina
      K. Baden, JT Ten. WROS, 1118 N. 26th, Tacoma, WA 98403-2942, 8.59%,
      record; Donaldson, Lufkin, Jenrette Securities Corporation, Inc., FBO Joan
      W. Terrill, Trustee, P.O. Box 2052, Jersey City, NJ 07303-2052, 8.16%, record; National Financial Services Co., Custodian for the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Department, 5th Floor, 200 Liberty Street, New York, NY 10281-1003, 6.92%, record, Zions First National Bank, Trustee for Grand Canyon Title Agency, Inc., 401 (k) Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 6.24 %,
      record; Fred S. Gutnick, 7050 Buckland Road, Charlotte, NC 28278-9781, 5.21%, record.

      Short Term Bond Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee, Street Apt. 104, Denver, CO 80202-5952, 35.16%, record; Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 5.97%, record; Advisors Trust Company Master IRA, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.08%, record.

      Short Term Bond Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 13.73%, record; Moderate Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 6.65%, record; First Tennessee Bank NA, First Tennessee Bank FBO Knox County Reinvest A/C, Attn: Trust Securities-Third Floor, 165 Madison Avenue, Memphis, TN 38103-2723, 5.37%, record.

      Special Growth Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 24.02%, record.

      Special Growth Fund Class E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 8.94%, record; Wabanc & Co., 717 Sprague Ave., Spokane, WA 99201-3922, 8.82%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 6.92%, record; Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 6.00%, record.

      Special Growth Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 6.23%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.81%, record.

      Tax Exempt Bond Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 23.83%, record; Fred C. Mathews, Jr.& Janet S. Mathews JT TEN, 8122 Tranquilla Place, Fort Wayne, IN 46815-5780, 17.60%, report; Margaret M. Link, 520 Skyway Drive, Grand Junction, CO 81503-4401, 11.65%, record; Kathryn Clarke Thompson, Trustee, Test TR for Kathryn Clarke Thompson Created Art IV of Will & Codicils of Guy Bryan Thompson, Deceased, 6123 Del Monte Drive, Houston, TX 77057-3517, 9.67%, record; Kathryn Clarke Thompson, 6123 Del

      Monte Drive, Houston, TX 77057-3517, 8.53%, record; Carl Wayne Riggs, 12407 N 54th Ave., Glendale, AZ 85304-1960, 6.20%, record.

      Tax Exempt Bond Fund Class E - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 20.95%, record; Shintech Inc. Employee Benefit Trust, Richard Mason, Trustee, Weslayan Tower, Suite 811, 24 Greenway Plaza, Houston, TX 77046-2401, 13.53%, record; Jeanne Blanche Fisher, Trustee, Fisher Family Trust A U/A DTD 07/06/1978, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 11.99%, record; Birgit Lane Revocable Trust U/D/T DTD May 14, 1993, 1441 Wazee Street, Suite 104, Denver, CO 80202-5952, 7.86%, record;
      Arnold W. And Vicki F. Magasinn, Trustees of Magasinn Family Trust 10/5/87, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.84%,
      record; James T. and Jane Anderson, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.21%, record.

      Tax Exempt Bond Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 34.63%, record.

      Tax-Managed Large Cap Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
      Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 11.75%, record; Grand Bank Turstee, Wilson Trust U/A DTD 11/4/96, Attn. Brian Sowns Sr. V.P., 126 Ottawwa Ave. NW., Grand Rapids, MI 49503-2829, 7.29%, record; Raymond James & Associates Inc. FBO, Wedco Inc., P.O. Box 1131, Reno, NV 89504-1131, 5.20%, record.

      Tax-Managed Large Cap Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
      Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 21.91%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 17.11%, record; Indiana Trust 5, Indiana Trust & Investment Management Company, P.O. Box 5149, Mishawaka, IN 46546-5149, 7.05%, record.

      Tax-Managed Small Cap Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
      Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 9.47%, record.

      Tax-Managed Small Cap Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
      Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 33.62%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 10.89%, record; Tax-Managed Global Equity Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.64%, record.

At January 31, 2001, the following shareholders could be deemed "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:

      Tax Exempt Bond Fund - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 34.04%, record.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Russell and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

FRIC paid in aggregate $294,471 for the ten months ended October 31, 2000 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following table contains the Trustees and officers and their positions with FRIC, their dates of birth, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

=================================================================================================================
                                                                      Principal Occupation(s)
        Name, Age,            Position(s) Held                              During the
         Address                  with Fund                                Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*George F. Russell,         Trustee Emeritus       Also currently: Trustee Emeritus and Chairman Emeritus,
Jr., Born July 3, 1932      and Chairman           Russell Insurance Funds; Director, Chairman of the Board
                            Emeritus since         and Chief Executive Officer, Russell Building Management
909 A Street                1998.                  Company, Inc.; Director and Chairman of the Board, Frank
Tacoma, Washington                                 Russell Company, Frank Russell Securities, Inc., Frank
98402-1616                                         Russell Trust Company and Frank Russell Investments
                                                   (Delaware), Inc.; Director Emeritus, Frank Russell
                                                   Investment Management Company; Director, Chairman of the
                                                   Board and President, Russell 20/20 Association. From
                                                   1984 to December 1998, Trustee and Chairman of the Board
                                                   of FRIC. From August 1996 to December 1998, Trustee,
                                                   Russell Insurance Funds.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,          Trustee,               Also currently: Trustee, President and Chief Executive
Born April 22, 1939         President and          Officer, Russell Insurance Funds; Director, Chief
                            Chief Executive        Executive Officer and Chairman of the Board, Russell
909 A Street                Officer since          Fund Distributors, Inc.; Trustee, Chairman of the Board,
Tacoma, Washington          1987.                  President, The SSgA Funds (investment company); Director
98402-1616                                         and Chairman of the Board, Frank Russell Investment
                                                   Management Company; Director and Chairman of the Board,
                                                   Frank Russell Trust Company; Director and Chairman of
                                                   the Board, Frank Russell Investment Company PLC;
                                                   Director, Frank Russell Investments (Ireland) Limited,
                                                   Frank Russell Investments (Cayman) Ltd., and Frank
                                                   Russell Investments (UK) Ltd.; March 1997 to December
                                                   1998, Director, Frank Russell Company; June 1993 to
                                                   November 1995, Director, Frank Russell Company.  Until
                                                   September 1994, Director and President, The Laurel
                                                   Funds, Inc. (investment company).
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds. 1996 to
Born October 15, 1931                              present, President, Anderson Management Group LLC
                                                   (architectural design and manufacturing). 1984 to 1996,
23 Forest Glen Lane                                President, Vancouver Door Company, Inc.
Lakewood, Washington 98498
-----------------------------------------------------------------------------------------------------------------
=================================================================================================================

=================================================================================================================
                                                                      Principal Occupation(s)
        Name, Age,             Position(s) Held                              During the
          Address                 with Fund                                 Past 5 Years
=================================================================================================================
Paul Anton, Ph.D.,          Trustee since 1985.    Also currently: Trustee, Russell Insurance Funds. President,
                                                   Paul Anton and Associates (Marketing Consultant on emerging
Born December 1, 1919                              international markets for small corporations). 1991-1994,
                                                   Adjunct Professor, International Marketing, University of
PO Box 212                                         Washington, Tacoma, Washington.
Gig Harbor, Washington
98335-0212
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
William E. Baxter,          Trustee since 1984.    Trustee, Russell Insurance Funds.
Born June 8, 1925                                  Retired.

800 North C Street
Tacoma, Washington
98403-2815
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Kristianne Blake            Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds; President,
Born January 22, 1954                              Kristianne Gates Blake, P.S. (accounting services); Trustee,
                                                   WM Group of Funds; Trustee, William H. & Mary M. Gates
P.O. Box 28338                                     Charitable Remainder Annuity Trust; Director, Avista Corp.
Spokane, Washington
99228
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,            Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds; 1960-1995,
Born October 6, 1930                               President, Gingrich Enterprises, Inc. (Business and Property
                                                   Management).
1730 North Jackson Tacoma,
Washington 98406
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,          Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds and
Born May 5, 1926                                   Director of Frank Russell Trust Company.  Retired.

2025 Narrows View Circle
#232-D, P.O. Box 1057
Gig Harbor, Washington
98335
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.    Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds and
Born December 21, 1955                             President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company,
4515 Paradise Avenue, West                         Simpson Paper Company and Simpson Tacoma Kraft Company.
University Place,                                  Prior to July 1997, President and Board member, Simpson
Washington 98466                                   Paper Company.  Trustee, Simpson Employee Retirement Fund.
=================================================================================================================

=================================================================================================================
                                                                      Principal Occupation(s)
        Name, Age,            Position(s) Held                              During the
         Address                  with Fund                                Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,           Treasurer and Chief    Also currently: Treasurer and Chief Accounting
Born November 26, 1963      Accounting Officer     Officer, Russell Insurance Funds; Director, Fund
                            since 1998.            Administration Frank Russell Trust Company;
909 A Street                                       Treasurer, Assistant Secretary and Principal
Tacoma, Washington                                 Accounting Officer, SSgA Funds (investment company);
98402-1616                                         Director of Fund Administration, Frank Russell
                                                   Investment Management Company; Manager, Funds
                                                   Accounting and Taxes, Russell Fund Distributors, Inc. April
                                                   1996 to August 1998, Assistant Treasurer, Frank
                                                   Russell Investment Company; August 1996 to August 1998,
                                                   Assistant Treasurer, Russell Insurance Funds; November
                                                   1995 to July 1998, Assistant Secretary, SSgA Funds;
                                                   February 1997 to July 1998, Manager, Funds Accounting and
                                                   Taxes, Frank Russell Investment Management Company.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Randall P. Lert,           Director of            Also currently: Director of Investments, Russell Insurance
Born October 3, 1953        Investments since      Funds; Chief Investment Officer, Frank Russell Trust
                            1991.                  Company; Director and Chief Investment Officer, Frank
909 A Street                                       Russell Investment Management Company; Director and Chief
Tacoma, Washington                                 Investment Officer, Russell Fund Distributors, Inc.;
98402-1616                                         Director-Futures Trading, Frank Russell Investments
                                                   (Ireland) Limited and Frank Russell Investments (Cayman)
                                                   Ltd.; Senior Vice President and Director of Portfolio
                                                   Trading, Frank Russell Canada Limited/Limitee. April 1990 to
                                                   November 1995, Director of Investments of Frank Russell
                                                   Investment Management Company.
=================================================================================================================

=================================================================================================================
                                                                         Principal Occupation(s)
        Name, Age,                Position(s) Held                              During the
         Address                     with Fund                                 Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Karl J. Ege,               Secretary and General         Also currently: Secretary and General Counsel of
Born October 8, 1941        Counsel since 1994.           Russell Insurance Funds; Director, Secretary and
                                                          General Counsel, Russell Fiduciary Services Co. and
909 A Street                                              Frank Russell Capital, Inc.; Secretary, General
Tacoma, Washington                                        Counsel and Managing Director--Law and Government
98402-1616                                                Affairs of Frank Russell Company; Secretary and
                                                          General Counsel of Frank Russell Investment
                                                          Management Company, Frank Russell Trust Company and
                                                          Russell Fund Distributors, Inc.; Director and
                                                          Secretary of Russell Building Management Company,
                                                          Inc., Russell MLC Management Co., Russell
                                                          International Services Co., Inc. and Russell 20-20
                                                          Association; Director and Assistant Secretary of
                                                          Frank Russell Company Limited (London) and Russell
                                                          Systems Ltd.; Director of Frank Russell Investment
                                                          Company LLC, Frank Russell Investments (Cayman) Ltd.,
                                                          Frank Russell Investment Company PLC, Frank Russell
                                                          Investments (Ireland) Limited, Frank Russell
                                                          Investment (Japan), Ltd., Frank Russell Company,
                                                          S.A., Frank Russell Japan Co., Ltd., Frank Russell
                                                          Company (NZ) Limited, Russell Investment Nominee Co
                                                          PTY Ltd and Frank Russell Investments (UK) Ltd.  From
                                                          November 1995 to February 1997, Director and
                                                          Secretary, Frank Russell Investments (Delaware),
                                                          Inc.; April 1992 to December, 1998, Director, Frank
                                                          Russell Company.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Peter F. Apanovitch,       Manager of Short-Term         Also currently: Manager of Short-Term Investment
Born May 3, 1945            Investment Funds.             Funds, Russell Insurance Funds, Frank Russell
                                                          Investment Management Company and Frank Russell Trust
909 A Street                                              Company.
Tacoma, Washington
98402-1616
=================================================================================================================

                           TRUSTEE COMPENSATION TABLE

                                   AGGREGATE         PENSION OR RETIREMENT    ESTIMATED ANNUAL     TOTAL COMPENSATION
                                  COMPENSATION        BENEFITS ACCRUED AS      BENEFITS UPON            FROM FRIC
TRUSTEE                            FROM FRIC         PART OF FRIC EXPENSES      RETIREMENT          PAID TO TRUSTEES
-------                            ---------         ---------------------      ----------          ----------------
Lynn L. Anderson                      $0                      $0                    $0                    $0
Paul E. Anderson                    $55,000                   $0                    $0                  $55,000*
Paul Anton, PhD.                    $55,000                   $0                    $0                  $55,000*
William E. Baxter                   $55,000                   $0                    $0                  $55,000*
Kristianne Blake                    $55,000                   $0                    $0                  $55,000*
Lee C. Gingrich                     $55,000                   $0                    $0                  $55,000*
Eleanor W. Palmer                   $55,000                   $0                    $0                  $55,000*
Raymond P. Tennison, Jr.            $55,000                   $0                    $0                  $55,000*

* Received $12,000 for service as trustees on the Board of Trustees for the Russell Insurance Funds.

                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                                Frank Russell Company

Advisor, Administrator, Transfer and      Frank Russell Investment Management
Dividend Disbursing Agent                    Company

Money Managers                            Multiple professional discretionary
                                             investment management organizations

Custodian and Portfolio Accountant        State Street Bank and Trust Company

CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company ("FRIMCo"), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and
(ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to US personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,500 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998:

                                             10/31/00              12/31/99              12/31/98
                                             --------              --------              --------
Diversified Equity                          $10,098,258           $11,377,505            $9,580,094
Special Growth                                5,983,909             5,867,193             5,901,577
Equity Income                                 1,047,082             1,793,367             2,039,971
Quantitative Equity                          10,215,125            11,129,142             9,056,015
International Securities                      8,913,303             9,446,953             8,859,189
Real Estate Securities                        4,675,467             5,193,244             5,183,218
Diversified Bond                              2,782,087             3,695,482             3,407,594
Multistrategy Bond                            3,191,178             3,667,917             3,241,445
Tax Exempt Bond                                 401,219               498,685               525,312
U.S. Government Money Market                    238,044               392,940               372,920
Tax Free Money Market                           417,071               491,260               429,613
Equity I                                      8,086,430             8,904,910             7,626,293
Equity II                                     5,233,661             4,636,747             3,792,749
Equity III                                      734,430             1,179,507             1,403,784
Equity Q                                      7,069,145             7,390,737             6,563,229
Tax-Managed Large Cap                         3,955,187             3,180,328             1,463,604
Tax-Managed Small Cap*                          688,311                18,536                    --
International                                 7,784,407             8,145,109             7,709,349
Emerging Markets                              4,274,390             4,222,210             4,020,121
Fixed Income I                                2,613,271             3,037,359             2,631,177
Fixed Income III                              2,208,653             2,521,293             2,380,980
Short Term Bond                               1,890,126             2,269,960             1,216,062
Money Market                                  3,665,419             5,108,573             2,719,009

*     Tax-Managed Small Cap Fund commenced operations December 1, 1999.

FRIMCo has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fee for the Money Market Fund. FRIMCo waived fees in the amounts of $1,631,406, $3,065,144 and $2,199,252 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $1,087,604, $2,043,429 and $1,466,168 for the years ended December 31, 1998 and
1999 and the ten months ended October 31, 2000, respectively.

Prior to June 15, 1998, FRIMCo contractually agreed to waive 0.13% of its 0.20% advisory and administrative fees for the US Government Money Market Fund. Effective June 15, 1998, FRIMCo has contractually agreed to waive a portion of its combined advisory fee, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $316,055, $379,754 and $238,044 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $56,865 and $13,186 for the years ended December 31, 1998 and 1999, respectively. The Fund paid no advisory or administrative fees for the ten months ended October 31, 2000.

FRIMCo has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. FRIMCo waived fees in the amounts of $171,845, $196,504 and $166,828 for the years ended December 31, 1998 and 1999 and the ten months October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $257,768, $294,756 and $250,242 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively.

Effective May 1, 1996 until April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $57,035, $327,074 and $166,373 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,184,410, $3,340,842 and $3,024,805 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively.

FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536 and $388,516 for the year ended December 31, 1999 and the ten months ended October 31, 2000. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999 or the ten months ended October 31, 2000. The Fund commenced operations on December 1, 1999.

FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875 for the ten months ended October 31, 2000. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees for the ten months ended October 31, 2000 equal to $1,838,161.

Effective January 1, 2000, FRIMCo has contractually agreed to waive a portion of its transfer agency fees for Class E Shares of the Fixed Income III Fund to the extent that such fees exceed 0.05% of the average daily net assets on an annual basis with respect to Class E of that Fund. FRIMCo waived transfer agency fees in the amount of $5,300 for the ten months ended October 31, 2000.

Effective January 1, 2000, FRIMCo has contractually agreed to waive a portion of its transfer agency fees for Class Y Shares of each Institutional Fund to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. FRIMCo waived transfer agency fees in the amount of $13,000 for each of the Equity I,

Equity II, Equity Q, International and Fixed Income I Funds for the ten months ended October 31, 2000. FRIMCo waived transfer agency fees in the amount of $7,000 for the Fixed Income III Fund for the ten months ended October 31, 2000.

For the Select Growth Fund, FRIMCo has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.89%.

For the Select Value Fund, FRIMCo has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Value Fund do not exceed 0.79%.

FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and US Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, management fees paid to the money managers were:

                                                                                 Annual rate
         Fund                              $ Amount Paid              (as a % of average daily net assets)
         ----                              -------------              ------------------------------------
                                 1998          1999           2000        1998      1999       2000
                                 ----          ----           ----        ----      ----       ----
Equity I                     $2,646,978     $2,988,941     $2,524,229     0.21%     0.20%     0.21%
Equity II                     1,973,599      2,296,509      2,252,832     0.39%     0.36%     0.34%
Equity III                      421,765        342,095        189,888     0.18%     0.17%     0.19%
Fixed Income I                  620,482        702,784        526,998     0.07%     0.07%     0.06%
Short Term Bond                 414,057        795,354        562,126     0.17%     0.17%     0.17%
Fixed Income III                861,391        854,445        580,687     0.19%     0.18%     0.15%
International                 3,863,814      3,785,779      3,293,573     0.37%     0.34%     0.35%
Equity Q                      2,026,435      2,286,487      2,034,472     0.19%     0.18%     0.19%
Tax-Managed Large Cap           606,948      1,130,665      1,185,998     0.31%     0.27%     0.23%
Tax-Managed Small Cap*               --          6,673        236,766       --      0.34%     0.28%
Emerging Markets              2,230,317      2,151,950      2,006,555     0.66%     0.65%     0.51%
Diversified Equity            2,556,100      2,908,409      2,361,202     0.21%     0.20%     0.21%
Special Growth                2,419,648      2,249,925      2,009,221     0.39%     0.36%     0.34%
Equity Income                   460,134        384,336        204,075     0.18%     0.17%     0.18%
Diversified Bond                529,842        555,643        364,015     0.07%     0.07%     0.06%
International Securities      3,505,016      3,429,899      2,950,659     0.37%     0.34%     0.35%
Multistrategy Bond              990,456      1,046,997        704,996     0.19%     0.18%     0.15%

Quantitative Equity           2,153,019      2,623,428      2,243,821     0.19%     0.18%     0.19%
Real Estate Securities        1,757,612      1,711,842      1,374,518     0.29%     0.28%     0.25%
Tax Exempt Bond                 252,321        305,104        210,733     0.23%     0.19%     0.21%
Tax Free Money Market           134,817        146,901        111,491     0.08%     0.08%     0.09%

*     The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

            CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio (except for the Tax Free Money Market Fund) and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

            FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable

Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.

CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

----------------------------------------------------------------------------------------------------------------------
                                Is personal investing       Are investments in securities owned by the advised Fund
       Money Manager                   allowed?                                    allowed?
----------------------------------------------------------------------------------------------------------------------
AEW Capital Management, L.P.  Yes                         No
----------------------------------------------------------------------------------------------------------------------
Alliance Capital Management   Yes                         Yes, but not in securities with pending or possible client
L.P.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Barclays Global Fund          Yes                         Yes, but not in securities with pending or possible client
Advisors N.A.                                             buy or sell orders and certain blackouts apply to
                                                          securities of Barclays PLC and securities underwritten by
                                                          Barclays affiliates
----------------------------------------------------------------------------------------------------------------------
BlackRock Financial           Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
----------------------------------------------------------------------------------------------------------------------
The Boston Company Asset      Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders, also, certain persons may not purchase securities issued by financial services organizations
----------------------------------------------------------------------------------------------------------------------
Capital International, Inc.   Yes                         Yes
----------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment       Yes                         Yes, but not in securities with pending or possible client
Partners                                                  buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Cohen & Steers                Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
David J. Greene & Company,    Yes                         Yes
LLC
----------------------------------------------------------------------------------------------------------------------
Delaware International        Yes                         Yes, but not in securities with pending or possible client
Advisors Limited                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.       Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Driehaus Capital              Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders unless the order is bunched with the
                                                          client's, the client is able to fully complete its own
                                                          order, and the order receives the average price for that
                                                          day
----------------------------------------------------------------------------------------------------------------------
Fidelity Management &         Yes                         Cannot purchase securities on a restricted list
Research Company
----------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging   Yes                         Cannot purchase securities on a restricted list
Markets Limited
----------------------------------------------------------------------------------------------------------------------
Frank Russell Investment      Yes                         Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Franklin Portfolio            Yes                         Yes, but not in securities with pending or possible client
Associates LLC                                            buy or sell orders, also, certain persons may not invest
                                                          in securities of financial services organizations
----------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset         Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company      Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.  Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.       Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC  Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity            Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment        Yes                         Cannot purchase securities on a restricted list or
Management, Inc.                                          securities of financial services organizations
----------------------------------------------------------------------------------------------------------------------
Lazard Asset Management       Yes                         Cannot purchase securities on a restricted list
----------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management    Yes                         Yes, but not in securities with pending or possible client
Company                                                   buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Marsico Capital Management,   Severely restricts          No
LLC                           personal trading except
                              for a limited number of
                              specific transactions such
                              as purchase of mutual fund
                              shares, commercial
                              paper, etc.
----------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates,   Yes                         Yes
Inc.
----------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management,    Yes                         Yes, but not in securities with pending or possible client
LLC                                                       buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Merganser Capital             Yes                         Yes, but may not enter into transactions that may result
Management LP                                             in conflicts of interest with clients
----------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors,   Yes                         Yes, but not in securities with pending or possible client
Inc.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Miller, Anderson &            Yes                         Yes, but not in securities with pending or possible client
Sherrerd, LLP                                             buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Nicholas Applegate Capital    Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Oechsle International         Yes                         Yes, but not in securities with pending or possible client
Advisors, LLC                                             buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Pacific Investment            Yes                         Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management    Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Schroders Capital             Yes                         Cannot purchase securities on a restricted list
Management International
Limited
----------------------------------------------------------------------------------------------------------------------
Security Capital Global       Yes                         Yes, but not in securities with pending or possible client
Capital Management Group                                  buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Sirach Capital Management,    Yes                         Yes, but not in securities with pending or possible client
Inc.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Standish, Ayer & Wood, Inc.   Yes                         Cannot purchase securities on a restricted list
----------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management   Yes                         Yes, but not in securities with pending or possible client
Ltd.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Strong Capital Management     Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management    Yes                         Yes, but not in securities with pending or possible client
Ltd.                                                      buy or sell orders or in securities of which 10% or more
                                                          are held in portfolios managed by Suffolk
----------------------------------------------------------------------------------------------------------------------
Systematic Financial          Yes                         Yes, but not in securities with pending or possible client
Management, L.P.                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------
TCW Group, Inc.               Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
TimesSquare Capital           Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Turner Investment Partners    Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, L.L.C.   Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Westpeak Investment           Yes                         Yes, but not in securities with pending or possible client
Advisors, L.P.                                            buy or sell orders
----------------------------------------------------------------------------------------------------------------------

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby),
(iii) to create Class E Shares of the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the Money Funds as Class I Shares and create new Class A and Class S Shares of the Money Funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the Money Funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the Money Funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby).

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the ten months ended October 31, 2000 (these amounts were for compensation to dealers):

                                                     Class C
                                                     -------
                    Diversified Equity              $115,300
                    Special Growth                    53,358
                    Equity Income                      5,813
                    Quantitative Equity              108,616
                    International Securities          63,594
                    Real Estate Securities            16,330
                    Diversified Bond                  34,446
                    Tax-Managed Large Cap             23,427
                    Tax-Managed Small Cap              9,694
                    Short Term Bond                    5,113
                    Multistrategy Bond                53,451
                    Tax Exempt Bond                    3,889
                    Emerging Markets                  13,299

SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999 and August 7, 2000.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the ten months ended October 31, 2000:

                                             Class C        Class E
                                             -------        -------
             Diversified Equity              $38,433        $32,133
             Special Growth                   17,786         15,607
             Equity Income                     1,938          1,947
             Quantitative Equity              36,205         22,464
             International Securities         21,198         15,381
             Real Estate Securities            5,443         16,985
             Diversified Bond                 11,482          8,613
             Tax-Managed Large Cap             7,809             --
             Tax-Managed Small Cap             3,231             --
             Short-Term Bond                   1,704         19,831
             Equity I                             --         95,333
             Equity II                            --         73,397
             Equity III                           --         14,357
             Fixed I                              --         72,210
             Fixed III                            --          8,333
             International                        --         58,284
             Equity Q                             --         58,348
             Emerging Markets                  4,433         13,272
             Short-Term Bond                   1,704         19,831
             Diversified Bond                 11,482          8,613
             International Securities         21,198         15,381
             Multistrategy Bond               17,817          8,337
             Tax Exempt Bond                   1,296          7,439

No Class A Shares of any Fund and no Class E Shares of the Tax-Managed Large Cap or Tax-Managed Small Cap Funds were issued during the period shown. No Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2002 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE AND REDEMPTION OF FUND SHARES

Minimum Investment Requirements. You may be eligible to purchase Fund Shares if you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Stale Checks. If you do not cash a dividend, distribution, or redemption check within 180 days from the date it was issued, the Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Funds will deem the uncashed check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

Solicitation Fees. FRIMCo may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a solicitation fee, or finders fee, out of its own resources, to such intermediaries in connection with their referral of certain prospective investors to the Funds. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and the amount of fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market, US Government Money Market, and Tax Free Money Market Funds, any day on which both the NYSE is open for trading and the Boston Federal Reserve Bank is open for business. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Boston Federal Reserve Bank is open for business Good Friday and every day the NYSE is open, except Columbus Day and Veterans' Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the

Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the ten months ended October 31, 2000 and the year ended December 31, 1999 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                                       10/31/00         12/31/99
                                                       --------         --------
Equity I                                                  144%             112%
Equity II                                                 138              112
Equity III                                                108              146
Equity Q                                                   60               90
Tax-Managed Large Cap                                      43               48
Tax-Managed Small Cap*                                     71                3
International                                             105              119
Emerging Markets                                           73               95
Fixed Income I                                            118              139
Fixed Income III                                          108              131
Diversified Equity                                        142              110
Special Growth                                            136              112
Equity Income                                              99              138
Quantitative Equity                                        59               90
International Securities                                  102              121
Real Estate Securities                                     53               43
Diversified Bond                                          129              152
Short Term Bond                                            92              177
Multistrategy Bond                                        105              134
Tax Exempt Bond                                            38              119

*     The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Funds will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Fund other than those Funds which invest principally in fixed income securities. All Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, brokerage affiliates of the money managers.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, the brokerage commissions paid by the Funds were:

                                                     2000               1999               1998
                                                     ----               ----               ----
Equity I                                         $ 3,081,680        $ 2,508,532        $ 2,185,029
Equity II                                          1,847,045          1,236,438          1,111,879
Equity III                                           324,505            544,612            671,292
Equity Q                                             964,516          1,295,797          1,328,183
Tax-Managed Large Cap (formerly Equity T)            466,177            403,032            176,555
Tax-Managed Small Cap*                               206,572             26,712                 --
International                                      4,607,947          5,068,657          3,100,978
Emerging Markets                                   1,692,868          2,035,042          1,414,084
Diversified Equity                                 5,723,294          2,438,549          2,137,221
Special Growth                                     1,661,104          1,226,126          1,362,922
Equity Income                                        338,999            615,257            732,684
Quantitative Equity                                1,055,437          1,450,748          1,404,098
International Securities                           4,138,197          4,794,982          2,865,227
Real Estate Securities                             1,137,722          1,029,242          1,127,266
                                                 -----------        -----------        -----------
         Total                                    27,246,063        $24,673,726        $19,617,418
                                                 ===========        ===========        ===========

*     Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the ten months ended October 31, 2000, approximately $2.3 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the ten months ended October 31, 2000 from portfolio transactions effected for the Funds, were as follows:

                                                                PERCENT OF TOTAL
AFFILIATED BROKER/DEALER                          COMMISSIONS     COMMISSIONS
------------------------                          -----------   ----------------
Autranet                                          $   11,452         0.04%
Boston Co.                                            83,382         0.31%
Delaware                                              71,330         0.26%
Donaldson, Lufkin & Jenrette                          38,288         0.14%
Fidelity                                             174,348         0.64%
Foreign & Colonial                                   127,792         0.47%
Frank Russell Securities                             431,618         1.58%
Invesco                                                  528         0.00%
JP Morgan                                            152,638         0.56%
Marathon                                              37,876         0.14%
Montgomery                                           245,248         0.90%
Nicholas-Applegate                                    36,752         0.13%
Oechsle                                              139,170         0.51%
Robert W. Baird & Co.                                  5,255         0.02%
Robinson Humphrey                                      1,517         0.01%
Salomon Smith Barney                                 116,530         0.43%
Sanford Bernstein                                    152,725         0.56%
Schroder&Co                                              512         0.00%
                                                  ----------         ----

Total                                              1,826,961         6.70%
                                                  ----------         ----

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the ten months ended October 31, 2000 for the Funds was 7.0%.

During the ten months ended October 31, 2000, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2000, was as follows:

                          Merrill      Investment     Goldman       Morgan        Credit         Bear         Lehman
Fund                       Lynch       Technology      Sachs        Stanley       Suisse        Sterns        Brothers
--------------------------------------------------------------------------------------------------------------------------
Equity I                $12,626,530   $        --   $ 5,952,319   $10,696,019   $        --   $   999,282   $ 7,732,583
Equity II                        --       921,600            --            --            --     2,036,939            --
Equity III                1,085,000            --       289,456     2,537,875            --         6,063       574,050
Equity Q                 11,109,000            --     6,457,869    14,873,554            --     1,732,056     6,153,300
Fixed Income I            8,969,847            --     6,077,186     5,050,863       655,336     3,089,797            --
Fixed Income III          4,345,247            --     5,742,952     2,715,577     1,208,062            --     7,048,239
Diversified Equity       13,002,010            --     5,981,464    10,779,544            --     1,111,802     7,894,929
Special Growth                   --       727,200            --            --            --     2,287,624            --
Equity Income             1,078,000            --       379,288     2,851,094            --         6,063       761,100
Quantitative Equity      12,194,000            --     7,086,688    16,473,379            --     1,902,716     6,978,900
Diversified Bond          2,633,321            --     1,074,742     4,086,401     1,592,123     2,496,641            --
Short Term Bond             274,258            --            --     1,683,430       614,960            --     2,453,972
Multistrategy Bond        6,521,871            --     5,545,813     2,569,134     1,478,898            --     8,682,561
Tax-Managed Small Cap            --        64,800            --            --            --            --            --

                             JP
Fund                       Morgan       Jefferies
--------------------------------------------------
Equity I                $$        --   $        --
Equity II                         --     1,591,400
Equity III                        --            --
Equity Q                          --            --
Fixed Income I               249,295            --
Fixed Income III                  --            --
Diversified Equity                --            --
Special Growth                    --     1,275,300
Equity Income                     --            --
Quantitative Equity               --            --
Diversified Bond             196,812            --
Short Term Bond                   --            --
Multistrategy Bond                --            --
Tax-Managed Small Cap             --            --

At October 31, 2000, the Funds did not have any holdings in their remaining top 10 following broker-dealers:

            Instinet Corp.

YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)/n/ = ERV

   Where:         P       =    a hypothetical initial payment of $1,000;
                  T       =    average annual total return;
                  n       =    number of years; and
                ERV       =    ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are reported in the respective Prospectuses.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b + 1)/6/ - 1]
                                        ---
                                        cd

Where:         a    =    dividends and interest earned during the period
               b    =    expenses accrued for the period (net of reimbursements)
               c    =    average  daily number of Shares outstanding during the
                         period that were entitled to receive dividends
               d    =    the maximum offering price per share on the last day
                         of the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared on both the original share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the Class S Shares of the Money Market Funds are reported in the Funds' respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

Tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are reported in the Funds' respective Prospectuses.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund will:

      1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. Investments by Funds, other than the Tax Free Money Market and U.S. Government Money Market Funds, in Shares of the Money Market Fund are not subject to this restriction, or to Investment Restrictions 2, 3, and 13. (See, "Investment Policies -- Cash Reserves.")

      2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000. (Refer to the description of the Real Estate Securities Fund and the Money Market Fund in the applicable Prospectuses for a description of each Fund's policy with respect to concentration in a particular industry.)

      3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

      4. Invest in companies for the purpose of exercising control or management.

      5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      6. Purchase or sell commodities or commodities contracts except stock index and financial futures contracts.

      7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

      9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition, except as permitted by the Tax Exempt Bond and Tax Free Money Market Funds' investment objectives.

      10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account. The purchase of Shares of the Money Market Fund by any other Fund shall also not be deemed to be a joint securities trading account.

      11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; (ii) the entry into "repurchase agreements;" or (iii) the lending of portfolio securities in the manner generally described in the Funds' Prospectuses'.

      12. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices," "Certain Investments -- Foreign Currency Options," "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Contracts" below. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations from an issuer, broker, dealer, bank or other persons accompanied by the agreement of such seller to purchase, at the Fund's option, the municipal obligation prior to maturity thereof.

      13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

      14. Purchase from or sell portfolio securities to the officers, Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Fund's money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

      15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions, or issuing shares of beneficial interest in multiple classes.

      An additional fundamental policy is that (a) Fixed Income I, Diversified Bond and Short Term Bond Funds may acquire convertible bonds which will be disposed of by the Funds in as timely a manner as is practical after conversion, and (b) Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

      For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

INVESTMENT POLICIES.

Fund Investment Securities

      The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

------------------------------------------------------------------------------------------------------------------------------------
                            Diversified  Equity  Quantitative  International Diversified  Multistrategy Real Estate  Select  Select
      Type of Portfolio       Equity     Income     Equity      Securities      Bond          Bond       Securities  Growth   Value
          Security             Fund       Fund       Fund          Fund         Fund          Fund          Fund      Fund    Fund
------------------------------------------------------------------------------------------------------------------------------------
Common stocks..............    |X|         |X|        |X|           |X|                                      |X|       |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------
Common stock
  equivalents
------------------------------------------------------------------------------------------------------------------------------------
  (warrants)...............    |X|         |X|        |X|           |X|                                      |X|       |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------
  (options)................    |X|         |X|        |X|           |X|                                      |X|       |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)............    |X|         |X|        |X|           |X|                                      |X|       |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------
  (depository receipts)....    |X|         |X|        |X|                                                              |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks...........    |X|         |X|        |X|           |X|                                      |X|       |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------
Equity derivative              |X|         |X|        |X|           |X|                                      |X|       |X|     |X|
  securities...............
------------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds)..............                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
US government                  |X|         |X|        |X|           |X|          |X|           |X|           |X|       |X|     |X|
  securities...............
------------------------------------------------------------------------------------------------------------------------------------
Municipal obligations......                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities...............    |X|         |X|        |X|           |X|          |X|           |X|           |X|       |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities.........    |X|         |X|        |X|           |X|          |X|           |X|           |X|       |X|     |X|
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   US        Tax
                                                            Tax-                              Short             Government   Free
                                  Emerging  Tax-Managed    Managed     Special   Tax Exempt   Term    Money       Money      Money
         Type of Portfolio         Markets   Large Cap    Small Cap    Growth       Bond      Bond    Market      Market     Market
            Securities              Fund       Fund         Fund        Fund        Fund      Fund     Fund       Fund       Fund
------------------------------------------------------------------------------------------------------------------------------------
Common stocks.................       |X|        |X|          |X|         |X|
------------------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
------------------------------------------------------------------------------------------------------------------------------------
  (warrants)..................       |X|        |X|          |X|         |X|
------------------------------------------------------------------------------------------------------------------------------------
  (options)...................       |X|        |X|          |X|         |X|
------------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)...............       |X|        |X|          |X|         |X|                  |X|
------------------------------------------------------------------------------------------------------------------------------------
  (depository receipts).......       |X|        |X|          |X|         |X|
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks..............       |X|        |X|          |X|         |X|                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Equity derivative securities..       |X|        |X|          |X|         |X|
------------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds)......................       |X|                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
US government securities......       |X|        |X|          |X|         |X|         |X|      |X|       |X|        |X|        |X|
------------------------------------------------------------------------------------------------------------------------------------
Municipal obligations.........                                                       |X|      |X|
------------------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities..................       |X|        |X|          |X|         |X|         |X|      |X|       |X|        |X|        |X|
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities............       |X|        |X|          |X|         |X|                  |X|
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Fixed         Fixed
         Type of Portfolio          Equity I     Equity II     Equity III      Equity Q    International    Income I     Income III
             Security                Fund          Fund           Fund          Fund            Fund          Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Common stocks..................       |X|           |X|            |X|           |X|            |X|
------------------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
------------------------------------------------------------------------------------------------------------------------------------
  (warrants)...................       |X|           |X|            |X|           |X|            |X|
------------------------------------------------------------------------------------------------------------------------------------
  (options)....................       |X|           |X|            |X|           |X|            |X|
------------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)................       |X|           |X|            |X|           |X|            |X|
------------------------------------------------------------------------------------------------------------------------------------
  (depository receipts)........       |X|           |X|            |X|           |X|
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks...............       |X|           |X|            |X|           |X|            |X|
------------------------------------------------------------------------------------------------------------------------------------
Equity derivative securities...       |X|           |X|            |X|           |X|            |X|
------------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds).......................                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
US government securities.......       |X|           |X|            |X|           |X|            |X|            |X|          |X|
------------------------------------------------------------------------------------------------------------------------------------
Municipal obligations..........                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Investment company
  securities...................       |X|           |X|            |X|           |X|            |X|            |X|          |X|
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities.............       |X|           |X|            |X|           |X|            |X|            |X|          |X|
------------------------------------------------------------------------------------------------------------------------------------

Other Investment Practices

      The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

----------------------------------------------------------------------------------------------------------------------------------
                                   Diversified   Equity   Quantitative  International  Diversified  Multistrategy
         Type of Portfolio           Equity      Income      Equity       Securities      Bond           Bond       Select Growth
             Security                 Fund        Fund        Fund           Fund         Fund           Fund            Fund
----------------------------------------------------------------------------------------------------------------------------------
Cash reserves...................       |X|         |X|        |X|            |X|           |X|           |X|             |X|
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)........                                             |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------------
When-issued and forward commitment
securities......................                                             |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements...                                             |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities not
to exceed 33 1/3% of total Fund        |X|         |X|        |X|            |X|           |X|           |X|             |X|
assets..........................
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited to
15% of a Fund's net assets).....       |X|         |X|        |X|            |X|           |X|           |X|             |X|
----------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts(2)...                                             |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put options
on  securities, securities indexes
and foreign currencies(3).......       |X|         |X|        |X|            |X|           |X|           |X|             |X|
----------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities,
securities indexes, and                |X|         |X|        |X|            |X|           |X|           |X|             |X|
currencies(3)...................
----------------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts,
stock index futures contracts,
foreign currency contracts and
options on futures(4)...........       |X|         |X|        |X|            |X|           |X|           |X|             |X|
----------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolios............       |X|         |X|        |X|            |X|           |X|           |X|             |X|
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
                                    Select
         Type of Portfolio           Value
             Security                Fund
-------------------------------------------
Cash reserves...................      |X|
-------------------------------------------
Repurchase agreements(1)........
-------------------------------------------
When-issued and forward commitment
securities......................
-------------------------------------------
Reverse repurchase agreements...
-------------------------------------------
Lending portfolio securities not
to exceed 33 1/3% of total Fund       |X|
assets..........................
-------------------------------------------
Illiquid securities (limited to
15% of a Fund's net assets).....      |X|
-------------------------------------------
Forward currency contracts(2)...
-------------------------------------------
Write (sell) call and put options
on  securities, securities indexes
and foreign currencies(3).......      |X|
-------------------------------------------
Purchase options on securities,
securities indexes, and               |X|
currencies(3)...................
-------------------------------------------
Interest rate futures contracts,
stock index futures contracts,
foreign currency contracts and
options on futures(4)...........      |X|
-------------------------------------------
Liquidity portfolios............      |X|
-------------------------------------------

----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

----------------------------------------------------------------------------------------------------------------------------
                                     Real                                                                  Short
                                    Estate   Emerging  Tax-Managed  Tax-Managed  Special     Tax Exempt    Term     Money
         Type of Portfolio        Securities  Markets   Large Cap    Small Cap   Growth        Bond        Bond     Market
            Securities               Fund      Fund        Fund        Fund       Fund         Fund        Fund      Fund
----------------------------------------------------------------------------------------------------------------------------
Cash reserves...................      |X|       |X|        |X|          |X|        |X|          |X|         |X|
----------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)........      |X|       |X|                                             |X|         |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities.........      |X|       |X|                                             |X|         |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements....................      |X|       |X|                                             |X|         |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities
  not to exceed 33 1/3%
  of total Fund assets..........      |X|       |X|        |X|          |X|        |X|                      |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited to
  15% of a Fund's net assets)...      |X|       |X|        |X|          |X|        |X|          |X|         |X|
----------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited to
  10% of a Fund's net assets)...                                                                                      |X|
----------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2)..................                |X|                                                         |X|
----------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3).........      |X|       |X|        |X|          |X|        |X|                      |X|
----------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and currencies(3)....      |X|       |X|        |X|          |X|        |X|                      |X|
----------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4).........      |X|       |X|                                |X|          |X|         |X|
----------------------------------------------------------------------------------------------------------------------------
Credit and liquidity
  enhancements..................                                                                |X|
----------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio.............      |X|       |X|        |X|          |X|        |X|          |X|         |X|
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                                        US             Tax
                                    Government         Free
                                      Money            Money
         Type of Portfolio            Market           Market
            Securities                 Fund            Fund
-----------------------------------------------------------------
Cash reserves...................
-----------------------------------------------------------------
Repurchase agreements(1)........        |X|
-----------------------------------------------------------------
When-issued and forward
  commitment securities.........        |X|             |X|
-----------------------------------------------------------------
Reverse repurchase
  agreements....................        |X|             |X|
-----------------------------------------------------------------
Lending portfolio securities
  not to exceed 33 1/3%
  of total Fund assets..........        |X|
-----------------------------------------------------------------
Illiquid securities (limited to
  15% of a Fund's net assets)...
-----------------------------------------------------------------
Illiquid securities (limited to
  10% of a Fund's net assets)...        |X|             |X|
-----------------------------------------------------------------
Forward currency
  contracts(2)..................
-----------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3).........
-----------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and currencies(3)....
-----------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4).........
-----------------------------------------------------------------
Credit and liquidity
  enhancements..................                        |X|
-----------------------------------------------------------------
Liquidity portfolio.............
-----------------------------------------------------------------

----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

----------------------------------------------------------------------------------------------------------------------------------

         Type of Portfolio               Equity I           Equity II         Equity III          Equity Q        International
            Security                       Fund              Fund                Fund              Fund               Fund
----------------------------------------------------------------------------------------------------------------------------------
Cash reserves...................            |X|                |X|                |X|               |X|                |X|
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)........                                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities.........                                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements....................                                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities
  not to exceed 33 1/3%
  of total Fund assets..........            |X|                |X|                |X|               |X|                |X|
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited to
  15% of a Fund's net assets)...            |X|                |X|                |X|               |X|                |X|
----------------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2)..................                                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3).........            |X|                |X|                |X|               |X|                |X|
----------------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and currencies(3)....            |X|                |X|                |X|               |X|                |X|
----------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4).........            |X|                |X|                |X|               |X|                |X|
----------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio.............            |X|                |X|                |X|               |X|                |X|
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                            Fixed              Fixed
         Type of Portfolio                Income I          Income III
            Security                        Fund                Fund
---------------------------------------------------------------------------
Cash reserves...................             |X|                |X|
---------------------------------------------------------------------------
Repurchase agreements(1)........             |X|                |X|
---------------------------------------------------------------------------
When-issued and forward
  commitment securities.........             |X|                |X|
---------------------------------------------------------------------------
Reverse repurchase
  agreements....................             |X|                |X|
---------------------------------------------------------------------------
Lending portfolio securities
  not to exceed 33 1/3%
  of total Fund assets..........             |X|                |X|
---------------------------------------------------------------------------
Illiquid securities (limited to
  15% of a Fund's net assets)...             |X|                |X|
---------------------------------------------------------------------------
Forward currency
  contracts(2)..................             |X|                |X|
---------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3).........             |X|                |X|
---------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and currencies(3)....             |X|                |X|
---------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4).........             |X|                |X|
---------------------------------------------------------------------------
Liquidity portfolio.............             |X|                |X|
---------------------------------------------------------------------------

----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

     Cash Reserves. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

     Liquidity Portfolio. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

     The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

     A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for cash reserves by purchasing index options and index futures contracts in amounts that expose the Liquidity Portfolio to the performance of the relevant index. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

     Money Market Instruments. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

     Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

       Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

     Repurchase Agreements. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

     Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

       High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     Illiquid Securities. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

     Lending Portfolio Securities. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Hedging Strategies. Stock index futures contracts may be used by the Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Small Cap, Select Value, Select Growth and International Securities Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to equity market performance.

     Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     Depository Receipts. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund.

     Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

     US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

     Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

     Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban

Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

     Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

            Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

                  GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

                  REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                  INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

            Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                  TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                  BOND ANTICIPATION NOTES - are issued in expectation of a
            municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                  REVENUE ANTICIPATION NOTES - are issued in expectation of
            receipt of other types of revenues such as certain federal revenues.

                  CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                  PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                  TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                  TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are
            municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

                  TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                  A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                  The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

            DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

            The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

            The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      Interest Rate Transactions. The Fixed Income III, Short Term Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

      The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

      Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may invest in debt securities issued by supranational organizations such as:

            The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

            The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

      The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

            The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     Brady Bonds. The Fixed Income III, Multistrategy Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

     Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

      Distributions

      Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

      Distributions of Capital Gains. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

      Information on the Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund's Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income and/or capital gains earned during the period of your investment in a Fund.

      Taxes

      Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund's available earnings and profits.

      Excise Tax Distribution Requirements. The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

      Redemption of Fund Shares. Redemptions and exchanges of a Fund's Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those Shares.

      Beginning after the year 2005 (2000 for certain shareholders), gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

      All or a portion of any loss that you realize upon the redemption of your Fund Shares will be disallowed to the extent that you purchase other Shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

      US Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by US government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

      Dividends-Received Deduction For Corporations. Distributions from Diversified Equity, Equity Income, Quantitative Equity, Real Estate Securities, Special Growth, Tax-Managed Large Cap, Tax-Managed Small Cap, Equity I, Equity II, Equity III and Equity Q Funds may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Funds from domestic (US) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

      Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by Funds which invest in foreign securities. Similarly, foreign exchange losses realized by such Funds on the sale of debt instruments are generally treated as ordinary income losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce such Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce such Fund's ordinary income distributions to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

      The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your US federal income tax. Each of these Funds will provide you with the information necessary to complete your individual income tax return if such election is made.

      If a Fund invests in an entity that is classified as a "passive foreign investment company" (a "PFIC") for federal income tax purposes, the application of certain provisions of the Code (applying to PFICs) could result in the imposition of certain federal income taxes to the Fund. Under the Code, a Fund can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom. In addition, Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as PFICs under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a nondeductible federal income tax at the Fund level, whether or not the corresponding income is distributed to you. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. In some cases, Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Emerging Markets Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The US has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of assets invested within various countries is not known.

      Exempt Interest Dividends. The Tax Exempt Bond Fund and Tax Free Money Market Fund do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Tax Exempt Bond Fund and Tax Free Money Market Fund Shares, is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing Shares of the Tax Exempt Bond Fund or Tax Free Money Market Fund.

      Investment in Complex Securities. The Funds may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

At October 31, 2000, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

--------------------------------------------------------------------------------------------------------------------------
               Real
              Estate     Emerging
            Securities    Markets   Short Term  Diversified   Equity    Tax-Managed Tax-Managed  Tax Exempt  Multistrategy
   Year        Fund        Fund      Bond Fund   Bond Fund    Income     Large Cap   Small Cap      Bond      Bond Fund
-------------------------------------------------------------------------------------------------------------------------
10/31/01        --          --       4,813,748      --          --          --          --          --           --
-------------------------------------------------------------------------------------------------------------------------
10/31/02        --          --       5,161,817      --          --          --          --        345,504        --
-------------------------------------------------------------------------------------------------------------------------
10/31/03        --       2,887,175   2,834,049      --          --          --          --        110,634        --
-------------------------------------------------------------------------------------------------------------------------
10/31/04        --        348,806    1,947,924      --          --          --          --         15,075        --
-------------------------------------------------------------------------------------------------------------------------
10/31/05        --          --         574,853      --          --          --          --          --           --
-------------------------------------------------------------------------------------------------------------------------
10/31/06     2,695,613  56,335,865      51,911      --          --        655,350       --        141,152        --
-------------------------------------------------------------------------------------------------------------------------
10/31/07    22,984,087  30,325,300   3,481,990  11,038,464      --        716,803       --        399,028    17,356,510
-------------------------------------------------------------------------------------------------------------------------
10/31/08    10,831,361   6,323,823   2,691,693   9,492,174  11,719,875  15,494,001   6,878,580   1,845,627    9,143,431
-------------------------------------------------------------------------------------------------------------------------
TOTAL       36,511,061  96,220,969  21,557,985  20,530,638  11,719,875  16,866,154   6,878,580   28,857,020  26,499,941
-------------------------------------------------------------------------------------------------------------------------

     Redemptions in Kind. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission. In the case of redemption requests in excess of these amounts FRIC's Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

      Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

      Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

      Barclays Global Fund Advisors N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.

      Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

      Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

      MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

      Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

      Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

      Suffolk Capital Management, Inc. is a wholly owned subsidiary of Old Mutual PLC, a publicly traded corporation.

      Turner Investment Partners Inc. is a corporation controlled by Robert E. Turner.

      Westpeak Investment Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

                            QUANTITATIVE EQUITY FUND

      Barclays Global Fund Advisors. See: Diversified Equity Fund.

      Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

      J.P. Morgan Investment Management, Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

      J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                               SPECIAL GROWTH FUND

      CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

      David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

      Delphi Management, Inc. is 100% owned by Scott Black.

      GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

      Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

      TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                           TAX-MANAGED SMALL CAP FUND

      Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND

      CapitalWorks Investment Partners, LLC See: Special Growth Fund.

      Fuller & Thaler Asset Management is controlled by Russell J. Fuller.

      Strong Capital Management, Inc. See: Diversified Equity Fund.

      TCW Asset Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is owned by its employees.

      Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND

      Iridian Asset Management LLC is majority owned by current employees. In addition, Arnhold & S. Bleichroeder, Inc. maintains a 27.5% minority ownership interest. Arnhold & S. Bleichroeder, Inc. is owned 75% by the Arnhold family and 25% by its officers.

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Systematic Financial Management, L.P. is owned 57% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 43% is employee owned.

                               EQUITY INCOME FUND

      Barclays Global Fund Advisors, See: Diversified Equity Fund.

      Iridian Asset Management LLC. See: Select Value Fund.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                           REAL ESTATE SECURITIES FUND

      AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

      Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

      Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                          INTERNATIONAL SECURITIES FUND

      Alliance Capital Management L.P, acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Capital International, Inc., is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.

      Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

      Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard H. Driehaus.

      Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

      J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

      Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

      Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

      Oechsle International Advisors is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

      The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND

      Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Foreign & Colonial Emerging Markets Limited is majority owned by Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

      Genesis Asset Managers Limited is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.

      Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

      Schroders Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                              DIVERSIFIED BOND FUND

      Lincoln Capital Management Company is over 50% owned by John Cole, Dave Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.

      Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

      Standish, Ayer & Wood, Inc. is organized as a Sub-chapter S Corporation and is 100% owned by its twenty-five directors, with no director having more than 25% ownership.

                             MULTISTRATEGY BOND FUND

      Lazard Asset Management is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.

      Miller, Anderson & Sherrerd, LLP ("MAS") is a Pennsylvania limited liability partnership. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.

      Pacific Investment Management Company. See: Diversified Bond Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.


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                              SHORT TERM BOND FUND

      BlackRock Financial Management operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.

      Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

      Pacific Investment Management Company, LLC See: Diversified Bond Fund.

      STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                              TAX EXEMPT BOND FUND

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                                  EQUITY I FUND

      Alliance Capital Management L.P, acting through its Bernstein Investment Research and Management Unit.. See: Diversified Equity Fund.

      Barclays Global Fund Advisors. See: Diversified Equity Fund.

      Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

      Marsico Capital Management, LLC. See: Diversified Equity Fund

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Peachtree Asset Management. See: Diversified Equity Fund.

      Strong Capital Management, Inc. See: Diversified Equity Fund.

      Suffolk Capital Management, Inc. See: Diversified Equity Fund.

      Turner Investment Partners Inc. See: Diversified Equity Fund.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                                  EQUITY Q FUND

      Barclays Global Fund Advisors. See: Diversified Equity Fund.

      Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

      J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

      Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.


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

                                 EQUITY II FUND

      CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

      David J. Greene and Company, LLC. See: Special Growth Fund.

      Delphi Management, Inc. See: Special Growth Fund.

      GlobeFlex Capital, L.P. See: Special Growth Fund.

      Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

      Sirach Capital Management, Inc. See: Special Growth Fund.

      TimesSquare Capital Management, Inc., See: Special Growth Fund.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                                 EQUITY III FUND

      Barclays Global Fund Advisors.  See: Diversified Equity Fund.

      Iridian Asset Management LLC.  See: Select Value Fund.

      Westpeak Investment Advisors, L.P.  See: Diversified Equity Fund.

                               INTERNATIONAL FUND

      Alliance Capital Management L.P. See:  Diversified Equity Fund

      Capital International, Inc. See: International Securities Fund.

      Delaware International Advisers Limited. See: International Securities
Fund.

      Driehaus Capital Management, Inc. See: International Securities Fund.

      Fidelity Management & Research Company. See: International Securities
Fund.

      J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

      Marvin & Palmer Associates, Inc.  See: International Securities Fund.

      Mastholm Asset Management, LLC. See: International Securities Fund.

      Oechsle International Advisors, LLC. See: International Securities Fund.

      The Boston Company Asset Management, Inc. See: International Securities Fund.

                               FIXED INCOME I FUND

      Lincoln Capital Management Company. See: Diversified Bond Fund.

      Pacific Investment Management Company. See: Diversified Bond Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.


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

                              FIXED INCOME III FUND

      Lazard Asset Management. See: Multistrategy Bond Fund.

      Miller, Anderson & Sherrerd, LLP. See: Multistrategy Bond Fund.

      Pacific Investment Management Company. See: Diversified Bond Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                                MONEY MARKET FUND

      Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

      Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

      Weiss, Peck & Greer, L.L.C. is a wholly-owned subsidiary of Robeco Groep N.V.


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                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

            Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

            Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

            Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      STANDARD & POOR'S RATINGS GROUP ("S&P"):

            AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.


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

            A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

            BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

            BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

            B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

            CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

            CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

            C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

            C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

            D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

            Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

            Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.


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

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:

         Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

     Symbols used are as follows:

          MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

          MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

          A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

              -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

          SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2--Satisfactory capacity to pay principal and interest.

          S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

              The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

         Moody's:

         Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  Leading market positions in well-established industries.

                  High rates of return on funds employed.

                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            Well-established access to a range of financial markets and assured sources of alternate liquidity.

            P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            Issuers rated Not Prime do not fall within any of the Prime rating categories.

            If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

            S&P:

            A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

            A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

            A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

            B - An obligor rated "B" is regarded as VOLUNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

            C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

            R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

            SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

            N.R. - An issuer designated N.R. is not rated.

            Fitch Investors Service, Inc.:

            F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

            F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

            B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

            C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

            D - Default. Denotes actual or imminent payment default.

            Notes to Short-tem ratings:

            "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2000 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.


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

                                    GLOSSARY

      Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank demonimated is US dollars and held in the United States.

      Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      Board -- The Board of Trustees of FRIC.

      Cash reserves -- The Funds, other than the Money Market Funds, are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

      Code -- Internal Revenue Code of 1986, as amended.

      Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

      Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

      Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

      Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA-- Federal National Mortgage Association.


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

      Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

      Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

      FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

      Funds -- The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA -- Government National Mortgage Association

      Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

      Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

      Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.


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

      Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

      Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

      Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      Moody's-- Moody's Investors Service, Inc., an NRSRO

      Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

      NRSRO-- A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE -- New York Stock Exchange

      Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

      PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers.

      Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

      Russell 1000(R) Index. The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      Russell-- Frank Russell Company, consultant to FRIC and to the Funds

      S&P -- Standard & Poor's Ratings Group, an NRSRO

      S&P 500 -- Standard & Poor's 500 Composite Price Index

      SEC -- US Securities and Exchange Commission

      Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

      Statement -- FRIC's Statement of Additional Information

      Transfer Agent-- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      US -- United States

      US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

      Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 Act-- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700

                          In Washington (253) 627-7001

                       STATEMENT OF ADDITIONAL INFORMATION
                                 (Fund of Funds)

                                  March 1, 2001
                     As Supplemented Through March 28, 2001

      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

      This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Fund of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

      This Statement incorporates by reference the Fund of Funds' Annual Reports to Shareholders for the ten months ended October 31, 2000. Copies of the Fund of Funds' Annual Reports accompany this Statement.

      This Statement describes the Class C, Class D, Class E and Class S Shares of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds and the Class C, Class E and Class S Shares of the Tax-Managed Global Equity Fund (collectively, the "Fund of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.

             FUND                       INCEPTION DATE                            PROSPECTUS DATE
             ----                       --------------                            ---------------
Equity Aggressive Strategy            September 30, 1997        March 1, 2001 as supplemented through March 28, 2001
Aggressive Strategy                   September 16, 1997        March 1, 2001 as supplemented through March 28, 2001
Balanced Strategy                     September 16, 1997        March 1, 2001 as supplemented through March 28, 2001
Moderate Strategy                      October 2, 1997          March 1, 2001 as supplemented through March 28, 2001
Conservative Strategy                  November 7, 1997         March 1, 2001 as supplemented through March 28, 2001
Tax-Managed Global Equity              February 1, 2000         March 1, 2001 as supplemented through March 28, 2001

      The Underlying Funds in which the Fund of Funds currently invest commenced operations on the dates indicated below:

              FUND                                    INCEPTION DATE
              ----                                    --------------

    Diversified Equity Fund                             September 5, 1985
      Special Growth Fund                               September 5, 1985
    Quantitative Equity Fund                            May 15, 1987
 International Securities Fund                          September 5, 1985
     Diversified Bond Fund                              September 5, 1985
      Short Term Bond Fund                              October 30, 1981
    Multistrategy Bond Fund                             January 29, 1993
  Real Estate Securities Fund                           July 28, 1989
     Emerging Markets Fund                              January 29, 1993
   Tax-Managed Large Cap Fund                           October 7, 1996
   Tax-Managed Small Cap Fund                           December 1, 1999

                                TABLE OF CONTENTS

       CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE
                DEFINED IN THE GLOSSARY, WHICH BEGINS ON PAGE 58

                                                                            Page

STRUCTURE AND GOVERNANCE...................................................   1
       Organization and Business History...................................   1
       Shareholder Meetings................................................   1
       Controlling Shareholders............................................   2
       Trustees and Officers...............................................   4

OPERATION OF FRIC..........................................................   9
       Service Providers...................................................   9
       Consultant..........................................................   9
       Advisor and Administrator...........................................  10
       Money Managers......................................................  11
       Distributor.........................................................  12
       Custodian and Portfolio Accountant..................................  12
       Transfer and Dividend Disbursing Agent..............................  13
       Order Placement Designees...........................................  13
       Independent Accountants.............................................  13
       Codes of Ethics.....................................................  13
       Plan Pursuant to Rule 18f-3.........................................  16
       Distribution Plan...................................................  16
       Shareholder Services Plan...........................................  18
       Underlying Fund Expenses............................................  18
       Fund of Funds Operating Expenses....................................  19
       Purchase and Redemption of Fund of Funds Shares.....................  19
       Valuation of the Fund of Fund Shares................................  20
       Pricing of Securities...............................................  20
       Portfolio Turnover Rates of the Fund of Funds.......................  20
       Portfolio Transaction Policies of the Underlying Funds..............  21
       Brokerage Allocations...............................................  21
       Brokerage Commissions...............................................  22
       Yield and Total Return Quotations...................................  23

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUND OF FUNDS.......  24
       Investment Restrictions.............................................  24
       Investment Policies and Practices of the Fund of Funds..............  25

INVESTMENT POLICIES OF THE UNDERLYING FUNDS................................  26
CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS................................  29
TAXES......................................................................  47
MONEY MANAGER INFORMATION FOR UNDERLYING FUNDS.............................  48
RATINGS OF DEBT INSTRUMENTS................................................  52
FINANCIAL STATEMENTS.......................................................  57
GLOSSARY...................................................................  58

                            STRUCTURE AND GOVERNANCE

      ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation in October 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

      FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.

      FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

      FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Fund of Funds described in this Statement, other than the Tax-Managed Global Equity Fund which only offers Shares of beneficial interest in the Class C, Class E and S Shares, offers Shares of beneficial interest in the Class C, Class D, Class E and Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class C, Class D and Class E Shares of the Fund of Funds, other than the Tax-Managed Global Equity Fund, and Class C, Class E and Class S Shares of the Tax-Managed Fund Global Equity Fund.

      Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

      Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

      SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

      CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

      At January 31, 2001, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:

      Conservative Strategy Fund Class C - Elizabeth P. Ingoldsby, Trustee, Ingoldsby Family Trust, U/A DTD 4/15/82, 868 San Simeon Road, Arcadia, CA, 91007-6036, 7.83%, record; Marlene A. Phillips, Robert W. Pfohl, Trustees, WM Pfohl Trucking Corp., Defined Benefit Plan, 84 Pfohl Road, Cheektowaga, NY, 14225-2430, 7.82%, record; Rita N. Dunbar, 303 S. Raven Terrace, Inverness, FL 34450-2755, 7.29%, record; Robert W. Baird & Co., Inc., Trustee, FBO Michael F. Krieger, Rollover IRA, A/C 4893-8470, 966 S. Diestel Road, Salt Lake City, UT 84105-1746, 5.78%, record.

      Conservative Strategy Fund Class D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 63.67%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC, 401K PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 17.19%, record.

      Conservative Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 13.81%, record; National Financial Services Co., Custodian for the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Department, 5th Floor, 200 Liberty Street, New York, NY 10281-1003, 13.31%, record; Trustlynx & Co. #T03, FBO Wesleyan Pension Plan 403(b), P.O. Box 173736, Denver, CO 80217-3736, 8.75%, record; Citizens Bank of Batesville, Trustee, White River Medical Center Inc., 401(k) Plan, 3rd & College Streets, Batesville, AR 72503, 5.28%, record.

      Conservative Strategy Fund Class S - Trustlynx & Co. #T03, FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 36.45%, record;
      National Financial Services Co., Custodian for the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Department, 5th Floor, 200 Liberty Street, New York, NY 10281-1003, 17.73%, record; Cole Taylor Asset Management, Trustee, Drives Inc. Retirement Savings Plan, 1965 N. Milwaukee Ave., Chicago, IL 60647-4385, 13.09%, record; Snap-Tite, Inc., 401(k) Savings Plan - Conservative, Attn: Gene Rejzer, 2930 West 22nd Street, Erie, PA 16506-2302, 9.09%, record; Robert W. Baird & Co. Inc., Trustee, FBO Dorothy Wood Rollover IRA, A/C 9769-9241, 580 Bloomfield Ave, Apt. 12A, West Caldwell, NJ 07006-7503, 8.39%, record; Jim
      P. Dupont, 2540 Hwy 384, Bell City, LA 70630-5126, 7.57%, record.

      Balanced Strategy Fund Class D - Security Trust Company, Custodian, FBO Physician Eye Surgery Center, 401(k) PSP, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 15.78%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 15.44%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC, 401(k) PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 10.68%, record; Bellingham Cold Storage Co., Profit Sharing Retirement Plan, Security Trust Company, Trustee, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 8.10%, record; Security Trust Company, Trustee, FBO Orthopedic Consultants of WA 401(k), 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 6.36%, record; Security Trust Company, Trustee, FBO Western Washington Medical Group 401(k), 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 5.91%, record; Security Trust Company, Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 5.58%, record.

      Balanced Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 17.93%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281-1003, 10.79%, record; Board of

      Pensions of the Church of God Inc., Trustees, Church of God Pension Plan,
      Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 7.77%, record; US Bank NA, Custodian for Daily Valued Retirement Program, First Trust Ctr. (SPEN 0402), 180 East 5th Street, St. Paul, MN 55101-1606, 6.35%,
      record.

      Balanced Strategy Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281-1003, 12.91%, record; Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 11.18%, record; Cole Taylor Asset Management, Trustee, Drives Inc. Retirement Savings Plan, 1965 N. Milwaukee Ave., Chicago, IL 60647-4385, 6.60%, record.

      Moderate Strategy Fund Class D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 38.13%, record; Security Trust Company, Custodian, FBO A & H Stores Inc. 401K Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 27.50%, record; Security Trust Company, Trustee, FBO Jumbo Foods 401(k), 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 12.84%, record; Chase Manhattan Bank NA, Trustee, FBO Chocolate Manufacturers Association Money Purchase Plan, Attn: Tom Edgar, 999 Broad Street, Bridgeport, CT 06604-4385, 8.10%, record.

      Moderate Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 16.51%, record; Trustlynx & Co. #T03, FBO Wesleyan Pension Plan, P.O. Box 173736, Denver, CO 80217-3736, 11.22%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 9.18%, record.

      Moderate Strategy Fund Class S - Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 25.89%, record;
      Snap-Tite, Inc., 401K Savings Plan - Moderate, Attn: Gene Rejezer, 2930 West 22nd Street, Erie, PA 16506-2302, 11.47%, record; Martha Jean Owsley & Bobby G. Owsley, Trustees, Bobby G. & Martha Jean Owsley Charitible Remainder Trust U/A DTD 12/18/00, 610 E. Main Street, Cecilia, KY 42724-9618, 10.41%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281-1003, 8.11%, record; Robert W. Baird & Co., Inc., Trustee, Susan S. Keith IRA A/C 4668-1590, 101 Helmwood Drive, Elizabethtown, KY 10281-1003, 5.35%, record; Robert W. Baird & Co., Inc., Trustee, FBO William Smith Rollover IRA, A/C 7853-3760, 1409 Annie Land, Libertyville, IL 60048-4422, 5.19%, record.

      Aggressive Strategy Fund Class D - Security Trust Company, Custodian, FBO Haines & Emerson Inc. PSP, 401(k) Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 25.82%, record; Security Trust Company, Trustee, Karr Tuttle Campbell retirement Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 18.26%, record; Maltrust & Co., c/o Eastern Bank & Trust AM&M, Attn: Retirement Plans Services 3rd floor, Salem, MA 01970-3278, 16.67%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC 401(k) PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 13.50%, record; Security Trust Company, Custodian, FBO Evertrust Financial Group Inc. Employee 401(k) Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 7.37%, record.

      Aggressive Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 10.46%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
      Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 9.61%, record; US Bank NA, Custodian for Daily Valued Retirement Program, First Trust Center (SPEN 0402), 180 East 5th Street, St. Paul, MN 55101-1606, 5.39%, record.

      Aggressive Strategy Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
      Mutual Funds Dept. 5th floor, 200 Liberty Street, New York, NY 10281-1003, 11.49%, record; Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 8.09%, record; Bergmann Associates PC 401(k) Plan, 200 Federal Plaza, 28 E. Main Street, Rochester, NY 14614-1908, 5.37%, record; Cole Taylor Asset Management, Trustee, Drives Inc. Retirement Savings Plan, 1965 N. Milwaukee Avenue, Chicago, IL 60647-4385, 5.11%, record.

      Equity Aggressive Strategy Fund Class D - Security Trust Company, Custodian, FBO Haines & Emerson Inc. PSP, 401(k) Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 23.85%, record; Security Trust Company, Custodian, FBO Evertrust Financial Group Inc., Employee 401(k) Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 15.23%, record; Security Trust Company, Trustee, FBO Northwest Composites Inc. & Aerocell Corp. 401(k) Savings Plan & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 13.42%, record; Investors Bank & Trust Co., c/o Diversified Investment Adv. Inc., Attn: Transfer Agency Group, 4 Manhattanville Road, Purchase, NY 10577-2139, 13.01%, record; Security Trust Company, Custodian, FBO A&H Stores Inc. 401(k) Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 11.96%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC 401(k) PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 6.78%, record; Maltrust & Co., c/o Eastern Bank & Trust AM&M, Attn: Retirement Plan Services 3rd floor. 217 Essex Street, Salem, MA 01970-3728, 5.45%, record.

      Equity Aggressive Strategy Fund Class E - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept. 5th floor, 200 Liberty Street, New York, NY 10281-1003, 24.04%, record; Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 10.59%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
      Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.07%, record; Trustlynx & Co.#T103, FBO Wesleyan Pension Plan 403(b), P.O. Box 173736, Denver, CO 80217-3736, 5.65%, record; US Bank NA, FBO Baugh Enterprise Pension 401(k), P.O. Box 64010, Saint Paul, MN 55164-0010, 5.30%, record.

      Equity Aggressive Strategy Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept. 5th floor, 200 Liberty Street, New York, NY 10281-1003, 11.15%, record; Snap-Tite Inc., 401(k) Savings Plan-Equity Aggressive, Attn: Gene Rejzer, 2930 West 22nd Street, Erie, PA 16506-2302, 7.76%, record; Bergmann Associates PC 401(k) Plan, 200 Federal Plaza, 28
      E. Main Street, Rochester, NY 14614-1908, 5.58%, record; Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 5.34%, record.

      Tax-Managed Global Equity Fund Class S - Forwastari Investment Inc., c/o Moderna SA, Attn: Mr. Mario Cardenal, Apartado 7542 Zona 5, Panama, Republic of Panama, 8.38%, record; Forwastari Investment Inc.-B, c/o Moderna SA, Attn: Mr. Mario Cardenal, Apartado 7542 Zona 5, Panama, Republic of Panama, 6.68%, record; Martine C. Naar, 5525 Lakeshore Drive, Columbia, SC 29206-4912, 5.14%, record.

      At January 31, 2001, no shareholder could be deemed to "control" any Fund of Funds because no shareholder owned more than 25% of the voting Shares of any Fund of Funds.

      For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

      The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

      TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), Frank Russell Company ("Russell") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      FRIC paid $294,471 in the aggregate for the ten months ended October 31, 2000 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

      The following table contains the Trustees and officers and their positions with FRIC, their ages, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

      An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

=================================================================================================================
                                                                      Principal Occupation(s)
        Name, Age,            Position(s) Held                              During the
         Address                  with Fund                                Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,    Trustee Emeritus and   Also currently: Trustee Emeritus and Chairman Emeritus,
Born July 3, 1932           Chairman Emeritus      Russell Insurance Funds; Director, Chairman of the Board and
                            since 1998.            Chief Executive Officer, Russell Building Management
909 A Street                                       Company, Inc.; Director and Chairman of the Board, Frank
Tacoma, Washington                                 Russell Company, Frank Russell Securities, Inc., Frank
98402-1616                                         Russell Trust Company and Frank Russell Investments
                                                   (Delaware), Inc.; Director Emeritus, Frank Russell
                                                   Investment Management Company; Director, Chairman of the
                                                   Board and President, Russell 20/20 Association. From 1984 to
                                                   December 1998, Trustee, Russell Insurance Funds.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,          Trustee, President     Also currently: Trustee, President and Chief Executive
Born April 22, 1939         and Chief Executive    Officer, Russell Insurance Funds; Director, Chief Executive
                            Officer since 1987.    Officer and Chairman of the Board, Russell Fund
909 A Street                                       Distributors, Inc.; Trustee, Chairman of the Board,
Tacoma, Washington                                 President, The SSgA Funds (investment company); Director and
98402-1616                                         Chairman of the Board, Frank Russell Investment Management
                                                   Company; Director and Chairman of the Board, Frank Russell
                                                   Trust Company; Director and Chairman of the Board, Frank
                                                   Russell Investment Company PLC; Director, Frank Russell
                                                   Investments (Ireland) Limited, Frank Russell Investments
                                                   (Cayman) Ltd., and Frank Russell Investments (UK) Ltd.;
                                                   March 1997 to December 1998, Director, Frank Russell
                                                   Company; June 1993 to November 1995, Director, Frank Russell
                                                   Company.  Until September 1994, Director and President, The
                                                   Laurel Funds, Inc. (investment company).
=================================================================================================================

=================================================================================================================
                                                                      Principal Occupation(s)
        Name, Age,            Position(s) Held                              During the
         Address                  with Fund                                Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds. 1996 to
Born October 15, 1931                              present, President, Anderson Management Group LLC
                                                   (architectural design and manufacturing). 1984 to 1996,
23 Forest Glen Lane                                President, Vancouver Door Company, Inc.
Lakewood, Washington 98498
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee since 1985.    Also currently: Trustee, Russell Insurance Funds. President,
Born December 1, 1919                              Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). 1991-1994,
PO Box 212                                         Adjunct Professor, International Marketing, University of
Gig Harbor, Washington                             Washington, Tacoma, Washington.
98335-0212
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
William E. Baxter,          Trustee since 1984.    Trustee, Russell Insurance Funds.
Born June 8, 1925                                  Retired.

800 North C Street
Tacoma, Washington
98403-2815
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Kristianne Blake            Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds; President,
Born January 22, 1954                              Kristianne Gates Blake, P.S. (accounting services); Trustee,
                                                   WM Group of Funds; Trustee, William H. & Mary M. Gates
P.O. Box 28338                                     Charitable Remainder Annuity Trust; Director, Avista Corp.
Spokane, Washington
99228
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,            Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds; 1960-1995,
Born October 6, 1930                               President, Gingrich Enterprises, Inc. (Business and Property
                                                   Management).
1730 North Jackson
Tacoma, Washington 98406
=================================================================================================================

=================================================================================================================
                                                                        Principal Occupation(s)
        Name, Age,            Position(s) Held                                During the
         Address                  with Fund                                  Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,          Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds and Director of
Born May 5, 1926                                   Frank Russell Trust Company.  Retired.

2025 Narrows View Circle
#232-D, P.O. Box 1057
Gig Harbor, Washington
98335
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.    Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds and President,
Born December 21, 1955                             Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper
4515 Paradise Avenue, West                         Company and Simpson Tacoma Kraft Company.  Prior to July 1997,
University Place,                                  President and Board member, Simpson Paper Company.  Trustee,
Washington 98466                                   Simpson Employee Retirement Fund.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,           Treasurer and Chief    Also currently: Treasurer and Chief Accounting Officer,
Born November 26, 1963      Accounting Officer     Russell Insurance Funds; Director, Fund Administration
                            since 1998.            Frank Russell Trust Company; Treasurer, Assistant
909 A Street                                       Secretary and Principal Accounting Officer, SSgA Funds
Tacoma, Washington                                 (investment company); Director of Fund Administration,
98402-1616                                         Frank Russell Investment Management Company; Manager,
                                                   Funds Accounting and Taxes,
                                                   Russell Fund Distributors,
                                                   Inc. April 1996 to August
                                                   1998, Assistant Treasurer,
                                                   Frank Russell Investment
                                                   Company; August 1996 to
                                                   August 1998, Assistant
                                                   Treasurer, Russell Insurance
                                                   Funds; November 1995 to July
                                                   1998, Assistant Secretary,
                                                   SSgA Funds; February 1997 to
                                                   July 1998, Manager, Funds
                                                   Accounting and Taxes, Frank
                                                   Russell Investment Management
                                                   Company.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Randall P. Lert,           Director of            Also currently: Director of Investments, Russell Insurance
Born October 3, 1953        Investments since      Funds; Chief Investment Officer, Frank Russell Trust Company;
                            1991.                  Director and Chief Investment Officer, Frank Russell Investment
909 A Street                                       Management Company; Director and Chief Investment Officer,
Tacoma, Washington                                 Russell Fund Distributors, Inc.; Director-Futures Trading, Frank
98402-1616                                         Russell Investments (Ireland) Limited and Frank Russell
                                                   Investments (Cayman) Ltd.; Senior Vice President and Director of
                                                   Portfolio Trading, Frank Russell Canada Limited/Limitee. April
                                                   1990 to November 1995, Director of Investments of Frank Russell
                                                   Investment Management Company.
=================================================================================================================

==========================================================================================================================
                                                                              Principal Occupation(s)
        Name, Age,                Position(s) Held                                  During the
         Address                     with Fund                                     Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
*Karl J. Ege,               Secretary and General         Also currently: Secretary and General Counsel of Russell
Born October 8, 1941        Counsel since 1994.           Insurance Funds; Director, Secretary and General Counsel,
                                                          Russell Fiduciary Services Co. and Frank Russell Capital,
909 A Street                                              Inc.; Secretary, General Counsel and Managing Director--Law
Tacoma, Washington                                        and Government Affairs of Frank Russell Company; Secretary and
98402-1616                                                General Counsel of Frank Russell Investment Management
                                                          Company, Frank Russell Trust Company and Russell Fund
                                                          Distributors, Inc.; Director and Secretary of Russell Building
                                                          Management Company, Inc., Russell MLC Management Co., Russell
                                                          International Services Co., Inc. and Russell 20-20
                                                          Association; Director and Assistant Secretary of Frank Russell
                                                          Company Limited (London) and Russell Systems Ltd.; Director of
                                                          Frank Russell Investment Company LLC, Frank Russell
                                                          Investments (Cayman) Ltd., Frank Russell Investment Company
                                                          PLC, Frank Russell Investments (Ireland) Limited, Frank
                                                          Russell Investment (Japan), Ltd., Frank Russell Company, S.A.,
                                                          Frank Russell Japan Co., Ltd., Frank Russell Company (NZ)
                                                          Limited, Russell Investment Nominee Co PTY Ltd and Frank
                                                          Russell Investments (UK) Ltd.  From November 1995 to February
                                                          1997, Director and Secretary, Frank Russell Investments
                                                          (Delaware), Inc.; April 1992 to December, 1998, Director,
                                                          Frank Russell Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
*Peter F. Apanovitch,       Manager of Short-Term         Also currently: Manager of Short-Term Investment Funds,
Born May 3, 1945            Investment Funds.             Russell Insurance Funds, Frank Russell Investment Management
                                                          Company and Frank Russell Trust Company.
909 A Street
Tacoma, Washington
98402-1616
==========================================================================================================================

                           TRUSTEE COMPENSATION TABLE

                                                             PENSION OR               ESTIMATED               TOTAL
                                     AGGREGATE          RETIREMENT BENEFITS        ANNUAL BENEFITS         COMPENSATION
                                   COMPENSATION       ACCRUED AS PART OF FRIC            UPON             FROM FRIC PAID
            TRUSTEE                  FROM FRIC                EXPENSES                RETIREMENT           TO TRUSTEES
            -------                  ---------                --------                ----------           -----------
Lynn L. Anderson                        $0                      $0                       $0                    $0
Paul E. Anderson                     $55,000                    $0                       $0                 $55,000*
Paul Anton, PhD                      $55,000                    $0                       $0                 $55,000*
William E. Baxter                    $55,000                    $0                       $0                 $55,000*
Kristianne Blake                     $55,000                    $0                       $0                 $55,000*
Lee C. Gingrich                      $55,000                    $0                       $0                 $55,000*
Eleanor W. Palmer                    $55,000                    $0                       $0                 $55,000*
Raymond P. Tennison, Jr.             $55,000                    $0                       $0                 $55,000*

* Received $12,000 each for service as Trustees on the Russell Insurance Funds' Board of Trustees.

                                OPERATION OF FRIC

      SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

  Consultant                               Frank Russell Company

  Advisor, Administrator, Transfer and     Frank Russell Investment Management
     Dividend Disbursing Agent             Company

  Money Managers for the                   Multiple professional discretionary
     Underlying Funds                        investment management organizations

  Custodian and Portfolio Accountant       State Street Bank and Trust Company

      CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company (FRIMCo), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectus, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

      Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris) and Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

      As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

      Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,500 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

      ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Underlying Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Underlying Funds' Liquidity Portfolios. (See, "Investment Policies of the Underlying Funds -- Liquidity Portfolios.") FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

      Each of the Funds pays an advisory fee and an administrative fee to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the Prospectuses for the Underlying Funds' annual percentage rates.)

      The following Fund of Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursement and/or waivers) for the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998.

         Fund of Funds               10/31/00        12/31/99        12/31/98
         -------------               --------        --------        --------
Equity Aggressive Strategy Fund      $508,145        $403,512        $151,953
Aggressive Strategy Fund              553,180         312,714          96,256
Balanced Strategy Fund                813,684         650,215         277,200
Moderate Strategy Fund                126,703          94,535          30,361
Conservative Strategy Fund             37,701          35,959           6,465
Tax-Managed Global Equity Fund         29,830              --              --

      While FRIMCo will perform investment advisory services for the Fund of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its management and advisory fees since each Fund of Fund's inception and has contractually agreed to continue the waiver of advisory fee through February 28, 2002. Advisory fees do not vary among classes of Shares. Administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $508,145, $403,512 and $151,953; Aggressive Strategy Fund: $553,180, $312,714 and $96,256; Balanced
Strategy Fund: $813,684, $650,215 and $277,200; Moderate Strategy Fund:
$126,703, $94,535 and $30,361; and Conservative Strategy Fund: $37,701, $35,959
and $6,465. For the ten moths ended October 31, 2000, FRIMCo waived $29,830 in fees for the Tax-Managed Global Equity Fund. For the years ended December 31, 1999 and 1998, respectively, FRIMCo reimbursed the Fund of Funds in the following amounts: Equity Aggressive Strategy Fund, $11,875 and $74,470; Aggressive Strategy Fund, $11,979 and $62,426; Balanced Strategy Fund, $12,780 and $126,140; Moderate Strategy Fund, $10,913 and $52,221; and Conservative Strategy Fund, $3,912 and $46,954. FRIMCo paid no reimbursements to any Fund of Fund for the ten months ended October 31, 2000. Each of the Fund of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

      The Underlying Funds in which the Fund of Funds currently invest paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998:

                                  10/31/00           12/31/99          12/31/98
                                  --------           --------          --------
Diversified Equity              $10,098,258        $11,377,505        $9,580,094
Special Growth                    5,983,909          5,867,193         5,901,577
Quantitative Equity              10,215,125         11,129,142         9,056,015
International Securities          8,913,303          9,446,953         8,859,189
Diversified Bond                  2,782,087          3,695,482         3,407,594
Short Term Bond                   1,890,126          2,269,960         1,216,062
Multistrategy Bond                3,191,178          3,667,917         3,241,445
Real Estate Securities            4,675,467          5,193,244         5,183,218
Emerging Markets                  4,274,390          4,222,210         4,020,121
Tax-Managed Large Cap             3,955,187          3,180,328         1,463,604
Tax-Managed Small Cap*              688,311             18,536                --
Tax Exempt Bond                     401,219            498,685           525,312
Tax Free Money Market               417,071            491,260           429,613

      *     Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

      Effective May 1, 1996 through April 30, 2000, FRIMCo had contractually agree to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund-level expenses exceed 0.80% of average daily net assets on an annual basis, FRIMCo waived fees in the amounts of $57,035, $327,074 and $166,373 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,184,410, $3,340,842 and $3,024,805 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively.

      FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536 and $388,516 for the year ended December 31, 1999 and the ten months ended October 31, 2000. In addition, FRIMCo reimbursed the Fund $101,811 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999 or the ten months ended October 31, 2000. The Fund commenced operations on December 1, 1999.

      FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875 for the ten months ended October 31, 2000. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees for the ten months ended October 31, 2000 equal to $1,838,161.

      FRIMCo is a wholly owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

      MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage

Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other offshore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

      From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, management fees paid to the money managers of the Underlying Funds were:

                                                                                                    Annual rate
                 Fund                                 $ Amount Paid                     (as a % of average daily net assets)
--------------------------------     -----------------------------------------------    -------------------------------------
                                           1998            1999            2000             1998         1999         2000
                                           ----            ----            ----             ----         ----         ----
Diversified Equity                     $ 2,556,100      $ 2,908,409     $2,361,202         0.21%        0.20%        0.21%
Special Growth                           2,419,648        2,249,925      2,009,221         0.39%        0.36%        0.34%
Quantitative Equity                      2,153,019        2,623,428      2,243,821         0.19%        0.18%        0.19%
International Securities                 3,505,016        3,429,899      2,950,659         0.37%        0.34%        0.35%
Diversified Bond                           529,842          555,643        364,015         0.07%        0.07%        0.06%
Short Term Bond                            414,057          795,354        562,126         0.17%        0.17%        0.17%
Multistrategy Bond                         990,456        1,046,997        704,996         0.19%        0.18%        0.15%
Real Estate Securities                   1,757,612        1,711,842      1,374,518         0.29%        0.28%        0.25%
Emerging Markets                         2,230,317        2,151,950      2,006,555         0.66%        0.65%        0.51%
Tax-Managed Large Cap                      606,948        1,130,665      1,185,998         0.31%        0.27%        0.23%
Tax-Managed Small Cap*                          --            6,673        236,766           --         0.34%        0.28%
Tax Exempt Bond                            252,321          305,104        210,733         0.23%        0.19%        0.21%
Tax Free Money Market                      134,817          146,901        111,491         0.08%        0.08%        0.09%

----------
      *     The Tax-Managed Small Cap Fund commenced operations on December 1,
            1999.

      Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

      DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and its Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

      CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

      Custody:

      Domestic Custody (Underlying Funds) - (i) $3,000 per portfolio per fund;
      (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody ( Underlying Funds) - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03%
      - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody (Underlying Funds) - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and
      (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Portfolio transaction charges for the Fund of Funds are equal to $5.00 each. In addition, interest earned on uninvested cash balances will be used to offset the Fund of Funds' and Underlying Funds' custodian expense, as applicable.

      Fund Accounting:

      Domestic Fund Accounting Underlying Funds - (i) $10,000 per portfolio; and
      (ii) 0.015% of average daily net assets. International Fund Accounting Underlying Funds - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Fund of Funds Account - $12,000 per portfolio; Yield calculation services Fund of Funds and Underlying Funds - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

      TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Fund of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

      ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

      INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.

      CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

----------------------------------------------------------------------------------------------------------------------
                                Is personal investing       Are investments in securities owned by the advised Fund
       Money Manager                   allowed?                                    allowed?
----------------------------------------------------------------------------------------------------------------------
AEW Capital Management, L.P.  Yes                         No
----------------------------------------------------------------------------------------------------------------------
Alliance Capital Management   Yes                         Yes, but not in securities with pending or possible client
L.P.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Barclays Global Fund          Yes                         Yes, but not in securities with pending or possible client
Advisors N.A.                                             buy or sell orders and certain blackouts apply to
                                                          securities of Barclays PLC and securities underwritten by
                                                          Barclays affiliates
----------------------------------------------------------------------------------------------------------------------
BlackRock Financial           Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
----------------------------------------------------------------------------------------------------------------------
The Boston Company Asset      Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders, also, certain persons may not purchase securities issued by financial services organizations
----------------------------------------------------------------------------------------------------------------------
Capital International, Inc.   Yes                         Yes
----------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment       Yes                         Yes, but not in securities with pending or possible client
Partners                                                  buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Cohen & Steers                Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
David J. Greene & Company,    Yes                         Yes
LLC
----------------------------------------------------------------------------------------------------------------------
Delaware International        Yes                         Yes, but not in securities with pending or possible client
Advisors Limited                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.       Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Driehaus Capital              Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders unless the order is bunched with the
                                                          client's, the client is able to fully complete its own
                                                          order, and the order receives the average price for that
                                                          day
----------------------------------------------------------------------------------------------------------------------
Fidelity Management &         Yes                         Cannot purchase securities on a restricted list
Research Company
----------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging   Yes                         Cannot purchase securities on a restricted list
Markets Limited
----------------------------------------------------------------------------------------------------------------------
Frank Russell Investment      Yes                         Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Franklin Portfolio            Yes                         Yes, but not in securities with pending or possible client
Associates LLC                                            buy or sell orders, also, certain persons may not invest
                                                          in securities of financial services organizations
----------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset         Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company      Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.  Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.       Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC  Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity            Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment        Yes                         Cannot purchase securities on a restricted list or
Management, Inc.                                          securities of financial services organizations
----------------------------------------------------------------------------------------------------------------------
Lazard Asset Management       Yes                         Cannot purchase securities on a restricted list
----------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management    Yes                         Yes, but not in securities with pending or possible client
Company                                                   buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Marsico Capital Management,   Severely restricts          No
LLC                           personal trading except
                              for a limited number of
                              specific transactions such
                              as purchase of mutual fund
                              shares, commercial
                              paper, etc.
----------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates,   Yes                         Yes
Inc.
----------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management,    Yes                         Yes, but not in securities with pending or possible client
LLC                                                       buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Merganser Capital             Yes                         Yes, but may not enter into transactions that may result
Management LP                                             in conflicts of interest with clients
----------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors,   Yes                         Yes, but not in securities with pending or possible client
Inc.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Miller, Anderson &            Yes                         Yes, but not in securities with pending or possible client
Sherrerd, LLP                                             buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Nicholas Applegate Capital    Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Oechsle International         Yes                         Yes, but not in securities with pending or possible client
Advisors, LLC                                             buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Pacific Investment            Yes                         Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management    Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Schroders Capital             Yes                         Cannot purchase securities on a restricted list
Management International
Limited
----------------------------------------------------------------------------------------------------------------------
Security Capital Global       Yes                         Yes, but not in securities with pending or possible client
Capital Management Group                                  buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Sirach Capital Management,    Yes                         Yes, but not in securities with pending or possible client
Inc.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Standish, Ayer & Wood, Inc.   Yes                         Cannot purchase securities on a restricted list
----------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management   Yes                         Yes, but not in securities with pending or possible client
Ltd.                                                      buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Strong Capital Management     Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management    Yes                         Yes, but not in securities with pending or possible client
Ltd.                                                      buy or sell orders or in securities of which 10% or more
                                                          are held in portfolios managed by Suffolk
----------------------------------------------------------------------------------------------------------------------
Systematic Financial          Yes                         Yes, but not in securities with pending or possible client
Management, L.P.                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------
TCW Group, Inc.               Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
TimesSquare Capital           Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Turner Investment Partners    Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, L.L.C.   Yes                         Yes, but not in securities with pending or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------
Westpeak Investment           Yes                         Yes, but not in securities with pending or possible client
Advisors, L.P.                                            buy or sell orders
----------------------------------------------------------------------------------------------------------------------

      PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Funds. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby), (iii) to create Class E Shares of the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the Money Funds as Class I Shares and create new Class A and Class S Shares of the Money Funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the Money Funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the Money Funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby).

      For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan may bear certain fees under its respective plan.

      DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C and Class D Shares, which are described in the respective Funds' Prospectus. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

      The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C and Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

      The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.

      Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Class C or Class D Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

      Under the Distribution Plan, the following Multiple Class Funds' Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the ten months ended October 31, 2000 (these amounts were for compensation to dealers):

                 Fund of Funds                     Class C            Class D
                 -------------                     -------            -------
  Equity Aggressive Strategy Fund                 $187,154            $16,695
  Aggressive Strategy Fund                         318,461             19,727
  Balanced Strategy Fund                           382,529             21,422
  Moderate Strategy Fund                            47,169              4,531
  Conservative Strategy Fund                        12,526              1,780
  Tax-Managed Global Equity Fund                    23,043                 --

      SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Fund of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999 and November 22, 1999.

      Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class A, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class A, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class A, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class A, Class C, Class D, or Class E Shares.

      Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

      Under the Service Plan, the following Fund of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the ten months ended October 31, 2000:

               Fund of Funds            Class C         Class D          Class E
               -------------            -------         -------          -------
 Equity Aggressive Strategy Fund        $62,370         $16,693         $401,309
 Aggressive Strategy Fund               106,154          19,727          397,206
 Balanced Strategy Fund                 127,510          21,422          632,963
 Moderate Strategy Fund                  15,722           4,531          100,360
 Conservative Strategy Fund               4,175           1,769           29,227
 Tax-Managed Global Equity Fund           7,685              --               --

No Class A Shares were issued during the ten months ended October 31, 2000.

      UNDERLYING FUND EXPENSES

      The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records payable to Frank Russell Company; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

      Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

      As of the date of this Statement, FRIMCo has voluntarily agreed to waive and/or reimburse until February 2, 2002 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.

      FUND OF FUNDS OPERATING EXPENSES

      Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (shareholder servicing, legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Fund of Funds, including transfer agency services but not including any services covered by the Fund of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Fund of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Fund of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Fund of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Fund of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Fund of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, blue sky and, as well as organizational, transfer agency, prospectus, shareholder reporting, proxy, administrative and miscellaneous expenses.

      PURCHASE AND REDEMPTION OF FUND OF FUNDS SHARES

      Minimum Investment Requirements. You may be eligible to purchase Fund of Funds Shares if you do not meet the applicable required minimum investment. The Fund of Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund of Funds, and the minimum investment required has not been waived for you, the Funds of Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

      Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

      The Fund of Funds may also waive the required minimum initial investment for IRAs and UGMAs and similar vehicles on which an explicit or practical initial investment restriction is imposed by a regulatory body.

      Stale Checks. If you do not cash a dividend, distribution, or redemption check within 180 days from the date it was issued, the Funds of Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

      For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Fund of Funds will deem the unchased check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Fund of Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

      For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

      Solicitation Fees. FRIMCo may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a solicitation fee, or finders fee, out of its own resources, to such intermediaries in connection with their referral of certain prospective investors to the Funds. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and the amount of fee to be received by the intermediary.

      VALUATION OF THE FUND OF FUNDS SHARES

      The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

      PRICING OF SECURITIES

      The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a Fund of Funds) is not able to purchase or redeem Underlying Fund Shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

      PORTFOLIO TURNOVER RATES OF THE FUND OF FUNDS

      The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund of Funds during the year. The Fund of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and
(iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

      The portfolio turnover rates for the last two years for each Fund of Funds were:

                                                          YEARS ENDED
                                                          -----------
Fund of Funds                                     10/31/00           12/31/99
-------------                                     --------           --------
Equity Aggressive Strategy Fund                   58.41%               76.20%
Aggressive Strategy Fund                          40.57                71.44
Balanced Strategy Fund                            31.70                64.63
Moderate Strategy Fund                            39.55               120.04
Conservative Strategy Fund                        53.89               125.01
Tax-Managed Global Equity Fund                    44.04                  --

      PORTFOLIO TRANSACTION POLICIES OF THE UNDERLYING FUNDS

      Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' Liquidity Portfolios. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Underlying Fund (or for another series of FRIC) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31, 2000 and December 31, 1999, respectively, were as follows: Diversified Equity Fund, 142% and 110%; Special Growth Fund, 136% and 112%; Quantitative Equity Fund, 59% and 90%; International Securities Fund, 102% and 121%; Diversified Bond Fund,129% and 152%; Short Term Bond Fund, 92% and 177%; Multistrategy Bond Fund, 105% and 134%; Real Estate Securities Fund, 53% and 43%; and Emerging Markets Fund, 73% and 95%; Tax-Managed Large Cap Fund, 43% and 48%; Tax-Managed Small Cap 71% and 3% (did not commence operations until December 1, 1999); and Tax Exempt Bond Fund, 38% and 119%.

      BROKERAGE ALLOCATIONS

      Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager of the Underlying Fund. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

      In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Underlying Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

      FRIMCo does not expect FRIC ordinarily to effect a significant portion of FRIC's total brokerage business for the Underlying Funds with broker- dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

      FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

      The Underlying Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Underlying Fund will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Underlying Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Underlying Fund other than those Underlying Funds which invest principally in fixed income securities. All Underlying Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, the brokerage affiliates of money managers.

      BROKERAGE COMMISSIONS

      The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

      For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

      YIELD AND TOTAL RETURN QUOTATIONS

      The Fund of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.

      Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)/n/ = ERV

Where:          P        =    a hypothetical initial payment of $1,000;
                T        =    average annual total return;
                n        =    number of years; and
                ERV      =    ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

      The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for one or more classes of Shares will be reported in the applicable Prospectus.

      Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund of Funds calculates yields for each class of Shares which it offers. Yields for the Fund of Funds, which do not invest primarily in money market instruments, are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b +1)/6/ -1]
                                       ---
                                       cd

Where:         a    =    dividends and interest earned during the period
               b    =    expenses accrued for the period (net of reimbursements)
               c    =    average daily number of Shares outstanding during the
                         period that were entitled to receive dividends
               d    =    the maximum offering price per share on the last day of
                         the period.

       The yields for the Fund of Funds investing primarily in fixed-income instruments are reported in the Prospectus. Yield may fluctuate daily and does not provide a basis for determining future yields.

       Tax-equivalent yield for the Tax Exempt Bond Fund is calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yield for the Tax Exempt Bond Fund is reported in the Funds' respective Prospectus.

       Each Fund of Funds may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

       Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

                      INVESTMENT RESTRICTIONS, POLICIES AND
                         PRACTICES OF THE FUND OF FUNDS

      Each Fund of Funds' investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Fund of Funds' investment objectives are set forth in the respective Prospectus.

      INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund of Funds will:

      1.Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies (including the Underlying Funds); and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund of Funds.

      2.Invest 25% or more of the value of the Fund of Funds' total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities, and Shares of the Underlying Funds).

      3.Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer, except with respect to Shares of FRIC Funds.

      4.Invest in companies for the purpose of exercising control or management.

      5.Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      6.Purchase or sell commodities or commodities contracts.

      7.Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      8. Purchase securities on margin or effect short sales (except that a Fund of Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

      9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition.

      10.Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account.

      11.Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the entry into "repurchase agreements;" or (ii) the lending of portfolio securities in the manner generally described in the Fund of Funds' Prospectus in the section titled "Investment Policies, Restrictions and Risks of the Fund of Funds and Tax-Managed Funds -- Lending Portfolio Securities."

      12.Purchase or sell options.

      13.Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act (and as described below).

      14.Purchase from or sell portfolio securities to the officers, the Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Underlying Funds' money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

      15.Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, entering into permissible reverse repurchase agreements, or issuing shares of beneficial interest in multiple classes.

      Because of their investment objectives and policies, the Fund of Funds will concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Prospectus, each of the Fund of Funds may invest more than 25% of its assets in the Underlying Funds. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund) will not concentrate more than 25% of its total assets in any one industry. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

      INVESTMENT POLICIES AND PRACTICES OF THE FUND OF FUNDS

      REPURCHASE AGREEMENTS. Each Fund of Funds may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next day). The securities purchased by a Fund of Funds have a total value in excess of the value of the repurchase agreement and are held by Fund of Funds' Custodian until repurchased. Repurchase agreements assist a Fund of Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund of Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by FRIMCo.

      MONEY MARKET INSTRUMENTS. Each Fund of Funds may invest in securities maturing within 397 days or less at the time from the trade date or such other date upon which a Fund of Funds' interest in a security is subject to market action. Each Fund of Funds will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund's securities. The procedures also address such matters as diversification and credit quality of the securities the Fund of Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act.

      ILLIQUID SECURITIES. The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Fund of Funds pursuant to Rule 144A, as explained in the Prospectus) may be negotiated at the time such securities are purchased by a Fund of Funds. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund of Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund of Funds also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

      The guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

                   INVESTMENT POLICIES OF THE UNDERLYING FUNDS

The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the investments that the Underlying Funds primarily invest in or are permitted to invest in.

--------------------------------------------------------------------------------------------------------------
                            Diversified   Special     Quantitative   International Diversified   Short Term
Type of Portfolio Security    Equity      Growth         Equity       Securities      Bond          Bond
                               Fund        Fund          Fund           Fund          Fund          Fund
--------------------------------------------------------------------------------------------------------------
Common stocks..........        |X|          |X|           |X|            |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (warrants)...........        |X|          |X|           |X|            |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (options)                    |X|          |X|           |X|            |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (convertible debt
     securities).......        |X|          |X|           |X|            |X|                         |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (depository receipts)        |X|          |X|           |X|
--------------------------------------------------------------------------------------------------------------
Preferred stocks.......        |X|          |X|           |X|            |X|                         |X|
--------------------------------------------------------------------------------------------------------------
Equity derivative
  securities.............      |X|          |X|           |X|            |X|
--------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds)...............                                                                |X|           |X|
--------------------------------------------------------------------------------------------------------------
US government securities       |X|          |X|           |X|            |X|           |X|           |X|
--------------------------------------------------------------------------------------------------------------
Municipal obligations..                                                                |X|           |X|
--------------------------------------------------------------------------------------------------------------
Investment company
  securities...........        |X|          |X|           |X|            |X|           |X|           |X|
--------------------------------------------------------------------------------------------------------------
Foreign securities.....        |X|          |X|           |X|            |X|           |X|           |X|
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                            Multistrategy   Real Estate    Emerging   Tax-Managed   Tax-Managed
    Type of Portfolio           Bond        Securities     Markets     Large Cap     Small Cap    Tax Exempt
        Securities              Fund           Fund          Fund        Fund           Fund         Fund
--------------------------------------------------------------------------------------------------------------
Common stocks..........                       |X|           |X|            |X|           |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (warrants)...........                       |X|           |X|            |X|           |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (options)............                       |X|           |X|            |X|           |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (convertible debt
      securities)......                       |X|           |X|            |X|           |X|
--------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (depository receipts)                                                    |X|           |X|
--------------------------------------------------------------------------------------------------------------
Preferred stocks.......                       |X|           |X|            |X|           |X|
--------------------------------------------------------------------------------------------------------------
Equity derivative
   securities.............                    |X|           |X|            |X|           |X|
--------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds)...............         |X|                         |X|
--------------------------------------------------------------------------------------------------------------
US government securities        |X|           |X|           |X|            |X|           |X|           |X|
--------------------------------------------------------------------------------------------------------------
Municipal obligations..         |X|                                                                    |X|
--------------------------------------------------------------------------------------------------------------
Investment company
  securities...........         |X|           |X|           |X|            |X|           |X|           |X|
--------------------------------------------------------------------------------------------------------------
Foreign securities.....         |X|           |X|           |X|            |X|           |X|
--------------------------------------------------------------------------------------------------------------

Other Investment Practices of the Underlying Funds. The Underlying Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.

------------------------------------------------------------------------------------------------------------------------
                             Diversified       Special      Quantitative  International     Diversified     Short Term
    Type of Portfolio          Equity          Growth         Equity       Securities         Bond            Bond
        Securities              Fund            Fund           Fund           Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------------
Cash reserves..........          |X|            |X|            |X|            |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)                                                      |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities                                                       |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements...........                                                       |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Lending portfolio
securities
  not to exceed 33 1/3%
  of total Fund assets.          |X|            |X|            |X|            |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Illiquid securities
 (limited to 15% of a Fund's
 net assets)................     |X|            |X|            |X|            |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2).........                                                       |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)          |X|            |X|            |X|            |X|              |X|
------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and                   |X|            |X|            |X|            |X|              |X|             |X|
currencies(3)..........
------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts,
foreign
  currency contracts and
  options on futures(4)          |X|            |X|            |X|            |X|              |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Liquidity portfolios...          |X|            |X|            |X|            |X|              |X|
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
    Type of Portfolio       Multistrategy    Real Estate      Emerging      Tax-Managed     Tax-Managed     Tax Exempt
        Securities              Bond         Securities       Markets        Large Cap       Small Cap         Bond
                                Fund            Fund           Fund           Fund             Fund            Fund
------------------------------------------------------------------------------------------------------------------------
Cash reserves..........          |X|            |X|             |X|            |X|             |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)         |X|            |X|             |X|                                            |X|
------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities          |X|            |X|             |X|                                            |X|
------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements...........          |X|            |X|             |X|                                            |X|
------------------------------------------------------------------------------------------------------------------------
Lending portfolio
securities
  not to exceed 33 1/3%
  of total Fund assets.          |X|            |X|             |X|            |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Illiquid securities
(limited to
  15% of a Fund's net
assets)................          |X|            |X|             |X|            |X|             |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2).........          |X|                            |X|
------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)          |X|            |X|             |X|            |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and
currencies(3)..........          |X|            |X|             |X|            |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4)          |X|            |X|             |X|                                            |X|
------------------------------------------------------------------------------------------------------------------------
Liquidity portfolios...          |X|            |X|             |X|            |X|             |X|             |X|
------------------------------------------------------------------------------------------------------------------------
Credit and Liquidity
Enhancements...........                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------

----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

      Cash Reserves. Each Fund of Funds and each Underlying Fund (the "Funds") and its money managers may elect to invest a Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Fund of Funds and the Underlying Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Fund of Funds and Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Fund of Funds or Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Fund of Funds or Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Fund of Funds or Underlying Funds. Fund of Funds and Underlying Funds investing in a money market fund effectively do not pay advisory or administrative management fees to a money market fund and thus do no pay duplicative advisory or administrative fees as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

      Liquidity Portfolio. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect an Underlying Fund's performance since the money manager sells the securities for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests. The holding of significant amounts of cash is contrary, however, to the investment objectives of the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The more cash these Underlying Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

      A Liquidity Portfolio addresses this potential detriment by having FRIMCo, or a money manager selected for this purpose, create a temporary equity exposure for cash reserves by purchasing index options and index futures contracts in amounts that expose the Liquidity Portfolio to the performance of the relevant index until those cash reserves are invested in securities or used for Underlying Fund transactions. This will enable those four Underlying Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

      Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

      The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

      Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

                   CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS

      Repurchase Agreements. An Underlying Fund may enter into repurchase agreements with the seller, a bank or securities dealer, who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist an Underlying Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Underlying Funds' money managers.

      Reverse Repurchase Agreements. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

      High Risk Bonds. The Underlying Funds, other than the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

      The Emerging Markets, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Term Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

      Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

      Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

      Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

      In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

      The money managers of the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

      Illiquid Securities. The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

      The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

      Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

      Lending Portfolio Securities. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset- based fee), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

      Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

      An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

      Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

      Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the- counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

      An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

      An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

      An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

      If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

      To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

      Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

      An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

      If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Options On Foreign Currency. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

      Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in their Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the ECU. It is expected that other futures contracts will be developed and traded in the future.

      An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale on option on a futures contract of the same series.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

      An Underlying Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

      As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

      When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

      A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

      When selling a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

      When selling a call option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be a "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

      The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

      Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

      Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

      Hedging Strategies. Stock index futures contracts may be used by the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Emerging Markets, Tax-Managed Large Cap and Tax-Managed Small Cap Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, an Underlying Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to equity market performance.

      Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

      The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

      When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

      Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

      A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

      Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in involve taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

      In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

      Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If an Underlying Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Underlying Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

      At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency or offsets will be available to a Fund.

      Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

      The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

      If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

      Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

      The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

      An Underlying Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

      Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

      Depository Receipts. An Underlying Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

      ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respect similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.

      Bank Instruments. The Diversified Bond, Short Term Bond and Multistrategy Bond Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

      Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.

      US Government Obligations. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

      Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

      Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

      Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

      Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

      Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

      Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

      Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments that are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

      Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

      Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                  GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

                  REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                  INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

            Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                  TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                  BOND ANTICIPATION NOTES - are issued in expectation of a
            municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                  REVENUE ANTICIPATION NOTES - are issued in expectation of
            receipt of other types of revenues such as certain federal revenues.

                  CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                  PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                  TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                  TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are
            municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

                  TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                  A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                  The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

            DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

            The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

            The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      Interest Rate Transactions. The Short Term Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

      The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

      Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

      Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

      Other Debt Securities. Multistrategy Bond Fund may invest in debt securities issued by supranational organizations such as:

            The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

            The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

            The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

            The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

      Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

      Brady Bonds. The Multistrategy Bond Fund may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

                                      TAXES

      Distributions

      Distributions of Net Investment Income. The Fund of Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund of Funds, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

      Distributions of Capital Gains. The Fund of Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities which are made up, for the most part, of Shares of the Underlying Funds. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund of Funds will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund of Funds. Any net short-term or long-term capital gains realized by a Fund of Funds (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund of Funds.

      Information on the Tax Character of Distributions. Each Fund of Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund of Funds' Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income or capital gains earned during the period of your investment in a Fund of Funds.

      Taxes

      Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund of Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund of Funds's available earnings and profits.

      Excise Tax Distribution Requirements. The Code requires a Fund of Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund of Funds intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

      Redemption of Fund Shares. Redemptions and exchanges of a Fund of Funds' Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund of Funds on those Shares.

      Beginning after the year 2005 (2000 for certain shareholders) gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

      All or a portion of any loss that you realize upon the redemption of your Fund of Funds Shares will be disallowed to the extent that you purchase other Shares in such Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

      Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

      Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

      Barclays Global Fund Advisors N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.

      Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

      Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

      MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

      Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

      Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

      Suffolk Capital Management, Inc. is a wholly owned subsidiary of Old Mutual PLC, a publicly traded corporation.

      Turner Investment Partners Inc. is a corporation controlled by Robert E. Turner.

      Westpeak Investment Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

                            QUANTITATIVE EQUITY FUND

      Barclays Global Fund Advisors. See: Diversified Equity Fund.

      Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

      J.P. Morgan Investment Management, Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

      J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                               SPECIAL GROWTH FUND

      CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

      David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

      Delphi Management, Inc. is 100% owned by Scott Black.

      GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

      Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

      TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                           TAX-MANAGED SMALL CAP FUND

     Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                           REAL ESTATE SECURITIES FUND

      AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

      Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

      Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                          INTERNATIONAL SECURITIES FUND

      Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Capital International, Inc. is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.

      Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

      Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard H. Driehaus.

      Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

      J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

      Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

      Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

      Oechsle International Advisors is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

      The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND

      Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Foreign & Colonial Emerging Markets Limited is majority owned by Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

      Genesis Asset Managers Limited is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.

      Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

      Schroders Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                              DIVERSIFIED BOND FUND

      Lincoln Capital Management Company is over 50% owned by John Cole, Dave Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.

      Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

      Standish, Ayer & Wood, Inc. is organized as a Sub-chapter S Corporation and is 100% owned by its twenty-five directors, with no director having more than 25% ownership.

                             MULTISTRATEGY BOND FUND

      Lazard Asset Management is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.

      Miller, Anderson & Sherrerd, LLP ("MAS") is a Pennsylvania limited liability partnership. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.

      Pacific Investment Management Company. See: Diversified Bond Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                              SHORT TERM BOND FUND

      BlackRock Financial Management operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.

      Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

      Pacific Investment Management Company, LLC ("PIMCO") See: Diversified Bond Fund.

      STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

      Moody's Investors Service, Inc. (Moody's):

      Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

      Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

      Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Standard & Poor's Ratings Group ("S&P"):

      AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

      BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

      B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual implied BB or BB- rating.

      CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual implied B or B-rating.

      CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

      C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

      C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

      D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

      Moody's:

      Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

      MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

      MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

      S&P:

      A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

      -- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

      SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2--Satisfactory capacity to pay principal and interest.

      S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

      Moody's:

      Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            Leading market positions in well-established industries.

            High rates of return on funds employed.

            Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

      P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

      S&P:

      A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

      A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

      A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

      B - An obligor rated "B" is regarded as VOLUNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

      C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

      R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

      SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

      N.R. - An issuer designated N.R. is not rated.

      Fitch Investors Service, Inc.:

      F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D - Default. Denotes actual or imminent payment default.

      Notes to Short-tem ratings:

      "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

      The 2000 annual financial statements of the Fund of Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund of Funds Annual Report to Shareholders. A copy of the Fund of Funds' Annual Report dated December 31, 1999 accompanies this Statement and is incorporated herein by reference.

                                    GLOSSARY

      Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

      Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      Board -- The Board of Trustees of FRIC.

      Cash reserves -- The Underlying Funds are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to an Underlying Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

      Code -- Internal Revenue Code of 1986, as amended.

      Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

      Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

      Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

      Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA-- Federal National Mortgage Association.

      Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

      Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

      FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

      Funds -- The 32 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA -- Government National Mortgage Association

      Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

      Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

      Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

      Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Special Growth, Quantitative Equity, International Securities, Real Estate Securities and Emerging Markets Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

      Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      Moody's-- Moody's Investors Service, Inc., an NRSRO

      Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

      NRSRO-- A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE -- New York Stock Exchange

      Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

      PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers


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      Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

      Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      Russell-- Frank Russell Company, consultant to FRIC and to the Funds

      S&P -- Standard & Poor's Ratings Group, an NRSRO

      S&P 500 -- Standard & Poor's 500 Composite Price Index

      Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

      Statement-- FRIC's Statement of Additional Information.

      Transfer Agent-- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      Underlying Funds -- The FRIC Funds in which the Fund of Funds invest in.

      US -- United States

      US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.


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      Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 Act-- The Securities Act of 1933, as amended.


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